UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA	19087
(Address of chief executive offices)	(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300,

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610.684.8000

Date of fiscal year end:  12/31/15

Date of reporting period:  01/01/15 – 06/30/15

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/2015 through 06/30/2015 is filed herewith)

TIFF Investment Program
2015 Semi-Annual Report	JUNE 30, 2015 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF), founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non- profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2015. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 31, 2015

Copyright © 2015 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund
June 30, 2015
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Paid During the Period* 1/1/15 – 6/30/15	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Paid During the Period* 1/1/15 – 6/30/15
1) Actual	$1,000.00	$1,022.20	$4.46	$1,000.00	$1,022.20	$3.96
2) Hypothetical	$1,000.00	$1,020.38	$4.46	$1,000.00	$1,020.88	$3.96
*	Expenses are equal to the fund’s annualized expense ratio of 0.89% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.79%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
**	Interest expense is interest paid on securities sold short and reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

TIFF Multi-Asset Fund
June 30, 2015
Financial Highlights

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
For a share outstanding throughout each period
Net asset value, beginning of period	$15.31		$16.26	$15.80		$14.54	$15.55	$14.39
Income (loss) from investment operations
Net investment income (a)	0.05		0.09	0.01	(b)	0.17	0.26	0.19
Net realized and unrealized gain (loss) on investments	0.28		0.05	2.15		1.84	(0.54)	1.67
Total from investment operations	0.33		0.14	2.16		2.01	(0.28)	1.86
Less distributions from
Net investment income	(0.13)		(0.11)	(0.17)		(0.30)	(0.07)	(0.70)
Net realized gains	—		(0.99)	(1.55)		(0.47)	(0.54)	(0.01)
Return of capital	—		—	—		—	(0.13)	—
Total distributions	(0.13)		(1.10)	(1.72)		(0.77)	(0.74)	(0.71)
Entry/exit fee per share (a)	0.01		0.01	0.02		0.02	0.01	0.01
Net asset value, end of period	$15.52		$15.31	$16.26		$15.80	$14.54	$15.55
Total return (c)	2.22	% (d)	1.00%	14.02%		14.00%	(1.70)%	13.18%
Ratios/supplemental data
Net assets, end of period (000s)	$5,418,032		$5,757,318	$5,770,761		$4,923,265	$4,164,070	$3,876,799
Ratio of expenses to average net assets, before waivers (e)	0.89	% (f)	1.18%	1.31%		0.94%	0.67%	0.81%
Ratio of expenses to average net assets, after waivers (e)	0.89	% (f)	1.18%	1.31	% (b)	0.94%	0.67%	0.81%
Ratio of expenses to average net assets, excluding interest and dividend expense (e)	0.79	% (f)	0.85%	0.90%		0.81%	0.61%	0.76%
Ratio of net investment income to average net assets	0.62	% (f)	0.52%	0.06	% (b)	1.07%	1.66%	1.28%
Portfolio turnover	32%		94%	106%		54%	42%	48%

(a)	Calculation based on average shares outstanding.
(b)	Net of fees and expenses waived. An expense waiver was in place for only a portion of 2013. The impact of the fee waiver as a ratio to average net assets was 0.00%.
(c)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(d)	Not annualized.
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(f)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
June 30, 2015
Summary Schedule of Investments (Unaudited)

Foreign Common Stocks	31.8%
US Common Stocks	26.3%
Private Investment Funds	18.3%
US Treasury Bonds/Notes	11.6%
Exchange-Traded Funds (ETFs)	5.1%
Repurchase Agreement	3.0%
US Treasury Bills	1.9%
Mortgage-Backed Securities	1.6%
Asset-Backed Securities	1.0%
Preferred Stocks	0.4%
Participation Notes	0.2%
Publicly Traded Limited Partnerships	0.1%
Warrants	0.1%
Rights	0.0%
Corporate Bonds	0.0%
Total Investments	101.4%
Securities Sold Short	(1.8)%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Investments — 101.4% of net assets
Common Stocks — 58.1%
US Common Stocks — 26.3%
Aerospace & Defense — 0.1%
Boeing Co. (The)	9,700	$1,345,584
General Dynamics Corp.	18,120	2,567,423
Lockheed Martin Corp.	3,370	626,483
NII Holdings, Inc. (a)	42,653	677,514
Northrop Grumman Corp.	14,600	2,315,998
Raytheon Co.	3,471	332,105
		7,865,107
Air Freight & Logistics — 0.3%
FedEx Corp.	57,726	9,836,510
UTi Worldwide, Inc. (a)	533,450	5,329,166
		15,165,676
Airlines — 1.1%
American Airlines Group, Inc.	243,515	9,724,772
AMR Corp. (a)(b)(c)(d)	260,322	403,499
Delta Air Lines, Inc.	912,281	37,476,503
SkyWest, Inc.	474,771	7,140,556
Southwest Airlines Co.	54,400	1,800,096
United Continental Holdings, Inc. (a)	107,580	5,702,816
		62,248,242
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	30,170	909,626
Automobiles — 0.1%
Ford Motor Co.	117,136	1,758,211
General Motors Co.	65,900	2,196,447
Harley-Davidson, Inc.	4,160	234,416
		4,189,074
Beverages — 0.2%
Constellation Brands, Inc., Class A	51,921	6,023,874
Dr Pepper Snapple Group, Inc.	28,700	2,092,230
		8,116,104
Biotechnology — 0.1%
Biogen Idec, Inc. (a)	4,090	1,652,115
Dynavax Technologies Corp. (a)	45,766	1,072,068
Gilead Sciences, Inc.	33,500	3,922,180
		6,646,363
Building Products — 0.2%
Masco Corp.	17,694	471,899
USG Corp. (a)	288,635	8,021,167
		8,493,066
Capital Markets — 0.9%
Bank of New York Mellon Corp. (The)	6,782	284,641
Charles Schwab Corp. (The)	38,964	1,272,175
Goldman Sachs Group, Inc. (The)	161,184	33,653,607
Morgan Stanley	37,365	1,449,388
Northern Trust Corp.	81,429	6,226,061
NorthStar Asset Management Group, Inc.	177,000	3,272,730
		46,158,602

	Number of Shares	Value
Chemicals — 0.9%
Air Products & Chemicals, Inc.	83,046	$11,363,184
Axiall Corp.	229,300	8,266,265
Calgon Carbon Corp.	346,100	6,707,418
CF Industries Holdings, Inc.	44,430	2,855,960
LyondellBasell Industries NV, Class A	17,600	1,821,952
Mosaic Co. (The)	206,500	9,674,525
Scotts Miracle-Gro Co. (The), Class A	7,774	460,299
Sherwin-Williams Co. (The)	3,736	1,027,475
WR Grace & Co. (a)	83,873	8,412,462
		50,589,540
Commercial Banks — 0.6%
Citizens Financial Group, Inc.	33,011	901,531
Huntington Bancshares Inc.	86,088	973,655
Wells Fargo & Co.	520,343	29,264,090
		31,139,276
Commercial Services & Supplies — 0.2%
ADT Corp. (The)	232,985	7,821,306
Viad Corp.	15,296	414,675
		8,235,981
Communications Equipment — 0.1%
Cisco Systems, Inc.	51,618	1,417,430
Harris Corp.	51,445	3,956,635
Juniper Networks, Inc.	20,000	519,400
QUALCOMM, Inc.	1,308	81,920
		5,975,385
Computers & Peripherals — 0.4%
Apple, Inc.	73,500	9,218,737
EMC Corp.	180,230	4,756,270
Hewlett-Packard Co.	21,219	636,782
SanDisk Corp.	37,603	2,189,247
Seagate Technology plc	19,314	917,415
Western Digital Corp.	34,600	2,713,332
		20,431,783
Construction & Engineering — 0.1%
Fluor Corp.	2,558	135,599
KBR, Inc.	100,250	1,952,870
Layne Christensen Co. (a)	149,287	1,336,119
		3,424,588
Consumer Finance — 0.1%
American Express Co.	34,489	2,680,485
Capital One Financial Corp.	35,816	3,150,734
Synchrony Financial (a)	46,024	1,515,570
		7,346,789
Containers & Packaging — 0.4%
Avery Dennison Corp.	145,847	8,887,916
Ball Corp.	109,661	7,692,719
Rock Tenn Co., Class A	10,828	651,846
Sealed Air Corp.	96,099	4,937,567
		22,170,048
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co. (a)	238,447	6,008,864
Sotheby’s	24,845	1,123,988
		7,132,852

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Diversified Financial Services — 1.3%
Bank of America Corp.	339,121	$5,771,839
Citigroup, Inc.	266,823	14,739,303
CME Group, Inc.	23,263	2,164,855
JPMorgan Chase & Co.	584,969	39,637,500
Leucadia National Corp.	28,700	696,836
Moody’s Corp.	26,943	2,908,766
Voya Financial, Inc.	43,760	2,033,527
		67,952,626
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	132,964	4,722,881
CenturyLink, Inc.	26,800	787,384
Level 3 Communications, Inc. (a)	288,461	15,193,241
Verizon Communications, Inc.	89,716	4,181,663
		24,885,169
Electric Utilities — 0.1%
Edison International	34,000	1,889,720
Entergy Corp.	13,600	958,800
		2,848,520
Electrical Equipment — 0.0%
GrafTech International, Ltd. (a)	29,234	145,001
Electronic Equipment, Instruments & Components — 0.3%
Checkpoint Systems, Inc.	198,026	2,015,905
Corning, Inc.	103,400	2,040,082
Dolby Laboratories, Inc., Class A	41,979	1,665,727
Knowles Corp. (a)	463,694	8,392,861
		14,114,575
Energy Equipment & Services — 0.1%
Cameron International Corp. (a)	40,500	2,120,985
Ensco plc, Class A	77,000	1,714,790
Halliburton Co.	3,180	136,963
		3,972,738
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	29,342	3,962,931
CVS Health Corp.	6,900	723,672
Kroger Co. (The)	44,496	3,226,405
Pricesmart, Inc.	3,135	286,037
Smart & Final Stores, Inc. (a)	277,704	4,962,570
Sysco Corp.	82,517	2,978,864
Wal-Mart Stores, Inc.	299,747	21,261,055
Walgreens Boots Alliance, Inc.	1,360	114,838
Whole Foods Market, Inc.	53,400	2,106,096
		39,622,468
Food Products — 0.3%
Bunge, Ltd.	21,800	1,914,040
Ingredion, Inc.	51,944	4,145,649
Tyson Foods, Inc., Class A	233,968	9,974,056
		16,033,745
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	108,823	7,609,992

	Number of Shares	Value
Health Care Providers & Services — 0.5%
Aetna, Inc.	20,130	$2,565,770
Anthem, Inc.	4,926	808,554
Cardinal Health, Inc.	28,900	2,417,485
Express Scripts Holding Co. (a)	12,150	1,080,621
HCA Holdings, Inc. (a)	14,500	1,315,440
Humana, Inc.	6,640	1,270,099
McKesson Corp.	12,000	2,697,720
Quest Diagnostics, Inc.	5,400	391,608
Teladoc, Inc. (a)	1,100	20,900
UnitedHealth Group, Inc.	75,336	9,190,992
VCA Antech, Inc. (a)	124,943	6,797,524
		28,556,713
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	806,140	11,027,995
Hotels, Restaurants & Leisure — 0.4%
Boyd Gaming Corp. (a)	10,873	162,551
Carnival Corp.	108,272	5,347,554
Darden Restaurants, Inc.	31,600	2,246,128
McDonald’s Corp.	49,736	4,728,402
MGM Resorts International (a)	109,665	2,001,386
Wyndham Worldwide Corp.	19,800	1,621,818
Yum! Brands, Inc.	67,890	6,115,531
		22,223,370
Household Durables — 0.2%
Hovnanian Enterprises, Inc. (a)	673,400	1,791,244
Mohawk Industries, Inc. (a)	3,936	751,382
Toll Brothers, Inc. (a)	190,600	7,279,014
Whirlpool Corp.	10,800	1,868,940
		11,690,580
Household Products — 0.1%
Edgewell Personal Care Co. (a)	1,534	201,798
Procter & Gamble Co. (The)	64,120	5,016,749
		5,218,547
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	113,600	1,506,336
Talen Energy Corp. (a)	146,700	2,517,372
		4,023,708
Industrial Conglomerates — 0.1%
General Electric Co.	273,800	7,274,866
Insurance — 0.7%
Allstate Corp. (The)	37,200	2,413,164
American International Group, Inc.	168,242	10,400,720
Assurant, Inc.	11,050	740,350
Berkshire Hathaway, Inc., Class B (a)	18,966	2,581,462
Everest Re Group, Ltd.	47,980	8,732,840
Hartford Financial Services Group, Inc.	20,370	846,781
Lincoln National Corp.	14,100	835,002
Loews Corp.	231,926	8,931,470
Markel Corp. (a)	873	698,994
MBIA, Inc. (a)	323,592	1,944,788
Travelers Companies, Inc. (The)	23,700	2,290,842
		40,416,413

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	59,168	$25,684,237
Blue Nile, Inc. (a)	11,516	349,971
Liberty Interactive Corp., Series A (a)	54,923	1,524,113
Liberty TripAdvisor Holdings, Inc., Series A (a)	1,202	38,729
Liberty Ventures, Series A (a)	9,009	353,783
Netflix, Inc. (a)	10,489	6,890,644
Priceline.com, Inc. (a)	2,558	2,945,205
TripAdvisor, Inc. (a)	10,110	880,985
		38,667,667
Internet Software & Services — 0.6%
ChannelAdvisor Corp. (a)	237,502	2,838,149
Cornerstone OnDemand, Inc. (a)	103,919	3,616,381
eBay, Inc. (a)	71,786	4,324,389
Google, Inc., Class A (a)	497	268,400
Google, Inc., Class C (a)	18,990	9,884,485
LinkedIn Corp. (a)	26,756	5,528,592
VeriSign, Inc. (a)	26,900	1,660,268
WebMD Health Corp. (a)	96,548	4,275,145
		32,395,809
IT Services — 1.2%
Accenture plc, Class A	132,335	12,807,381
Alliance Data Systems Corp. (a)	2,549	744,155
Cognizant Technology Solutions Corp. (a)	12,305	751,713
CoreLogic, Inc. (a)	29,773	1,181,690
EPAM Systems, Inc. (a)	15,908	1,133,127
Gartner Group, Inc., Class A (a)	21,726	1,863,656
Genpact, Ltd. (a)	45,068	961,300
Hackett Group, Inc. (The)	56,657	760,904
International Business Machines Corp. (IBM)	74,657	12,143,708
Lionbridge Technologies, Inc. (a)	553,621	3,415,842
Mastercard, Inc.	51,569	4,820,670
Visa, Inc., Class A	350,462	23,533,523
		64,117,669
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories, Inc. (a)	3,680	554,245
PerkinElmer, Inc.	168,750	8,883,000
		9,437,245
Machinery — 0.3%
Actuant Corp.	277,150	6,399,394
Graco, Inc.	6,440	457,433
Lindsay Corp.	91,600	8,052,556
Manitowoc Co., Inc. (The)	71,300	1,397,480
		16,306,863
Media — 2.2%
AMC Networks, Inc. (a)	5,466	447,392
Cablevision Systems Corp.	594,764	14,238,650
Charter Communications, Inc. (a)	2,620	448,675
Comcast Corp., Class A	603,295	36,282,161
Discovery Communications, Inc., Series A (a)	46,176	1,535,814
Discovery Communications, Inc., Series C (a)	7,518	233,659

	Number of Shares	Value
Gray Television, Inc. (a)	255,908	$4,012,638
Iheartmedia, Inc. (a)	29,738	215,601
Liberty Broadband Corp., Class A (a)	7,525	383,549
Liberty Broadband Corp., Class C (a)	8,534	436,599
Liberty Media Corp., Class A (a)	14,399	518,940
Liberty Media Corp., Class C (a)	20,160	723,744
Live Nation, Inc. (a)	243,338	6,689,362
McGraw-Hill Companies, Inc. (The)	25,200	2,531,340
Media General, Inc. (a)	233,733	3,861,269
News Corp., Class A (a)	74,700	1,089,873
Nexstar Broadcasting Group, Inc., Class A	80,590	4,513,040
Sinclair Broadcast Group, Inc.	437,893	12,221,594
Starz – Liberty Capital (a)	9,268	414,465
Tribune Media Co.	14,513	774,849
Tribune Publishing Co.	2,471	38,399
Twenty-First Century Fox, Inc.	153,831	5,006,430
Walt Disney Co. (The)	214,797	24,516,930
		121,134,973
Metals & Mining — 0.2%
Compass Minerals International, Inc.	70,800	5,815,512
TimkenSteel Corp.	233,255	6,295,553
United States Steel Corp.	4,960	102,275
		12,213,340
Multiline Retail — 0.1%
Kohl’s Corp.	30,400	1,903,344
Macy’s, Inc.	33,930	2,289,257
		4,192,601
Office Electronics — 0.0%
Xerox Corp.	161,014	1,713,189
Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp.	509,474	5,690,824
CONSOL Energy, Inc.	311,823	6,779,032
Exxon Mobil Corp.	9,000	748,800
Marathon Petroleum Corp.	46,200	2,416,722
Murphy Oil Corp.	107,749	4,479,126
Peabody Energy Corp.	1,462,088	3,201,973
Tesoro Corp.	33,512	2,828,748
Valero Energy Corp.	40,200	2,516,520
WPX Energy, Inc. (a)	820,500	10,075,740
		38,737,485
Paper & Forest Products — 0.0%
International Paper Co.	24,500	1,165,955
Louisiana-Pacific Corp. (a)	11,011	187,517
		1,353,472
Personal Products — 0.0%
Coty, Inc., Class A (a)	19,603	626,708
Estee Lauder Companies, Inc. (The), Class A	5,553	481,223
Revlon, Inc. (a)	5,259	193,058
		1,300,989
Pharmaceuticals — 0.6%
Allergan plc (a)	13,692	4,154,974
Bristol-Myers Squibb Co.	9,650	642,111

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Johnson & Johnson	47,580	$4,637,147
Merck & Co., Inc.	21,690	1,234,812
Pfizer, Inc.	584,748	19,606,600
		30,275,644
Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	2,950	359,900
Robert Half International, Inc.	13,920	772,560
Towers Watson & Co., Class A	11,576	1,456,261
Verisk Analytics, Inc. (a)	7,986	581,061
		3,169,782
Real Estate — 0.1%
CBRE Group, Inc. (a)	152,561	5,644,757
Real Estate Investment Trusts (REITs) — 4.3%
Alexander’s, Inc.	27,645	11,334,450
AvalonBay Communities, Inc.	31,700	5,067,879
Brandywine Realty Trust	510,400	6,778,112
Camden Property Trust	69,200	5,140,176
CBL & Associates Properties, Inc.	1,095,000	17,739,000
Douglas Emmett, Inc.	330,800	8,911,752
Gramercy Property Trust, Inc.	207,875	4,858,039
HCP, Inc.	358,300	13,067,201
Hersha Hospitality Trust	102,075	2,617,203
Highwoods Properties, Inc.	151,167	6,039,122
iStar Financial, Inc. (a)	223,700	2,979,684
Mid-America Apartment Communities, Inc.	143,200	10,426,392
National Health Investors, Inc.	51,200	3,189,760
NorthStar Realty Finance Corp.	638,200	10,147,380
Outfront Media, Inc.	605,503	15,282,896
Prologis, Inc.	522,500	19,384,750
PulteGroup, Inc.	285,000	5,742,750
Simon Property Group, Inc.	81,600	14,118,432
SL Green Realty Corp.	196,906	21,638,000
Starwood Property Trust, Inc.	485,950	10,481,941
Ventas, Inc.	243,800	15,137,542
Vornado Realty Trust	268,200	25,460,226
		235,542,687
Road & Rail — 0.0%
Avis Budget Group, Inc. (a)	17,089	753,283
Hertz Global Holdings, Inc. (a)	25,725	466,137
Kansas City Southern	3,958	360,970
		1,580,390
Semiconductors & Semiconductor Equipment — 0.4%
Cabot Microelectronics Corp. (a)	104,400	4,918,284
Entegris, Inc. (a)	613,900	8,944,523
Intel Corp.	159,938	4,864,514
Micron Technology, Inc. (a)	113,206	2,132,801
Rambus, Inc. (a)	10,526	152,522
		21,012,644
Software — 0.9%
Activision Blizzard, Inc.	27,601	668,220
CA, Inc.	74,540	2,183,277
Cadence Design Systems, Inc. (a)	344,509	6,773,047
Citrix Systems, Inc. (a)	31,160	2,186,186
Electronic Arts, Inc. (a)	32,900	2,187,850

	Number of Shares	Value
Microsoft Corp.	382,169	$16,872,761
MicroStrategy, Inc., Class A (a)	39,047	6,641,114
Oracle Corp.	134,524	5,421,317
SolarWinds, Inc. (a)	114,940	5,302,182
Symantec Corp.	94,400	2,194,800
		50,430,754
Specialty Retail — 1.1%
Aaron’s, Inc.	205,700	7,448,397
Bed Bath & Beyond, Inc. (a)	9,800	676,004
Best Buy Co., Inc.	12,290	400,777
Cabela’s, Inc. (a)	164,500	8,221,710
CST Brands, Inc.	18,200	710,892
Destination XL Group, Inc. (a)	514,571	2,578,001
Dick’s Sporting Goods, Inc.	111,747	5,785,142
L Brands, Inc.	210,013	18,004,414
Lowe’s Companies, Inc.	21,248	1,422,978
Pier 1 Imports, Inc.	427,357	5,397,519
Staples, Inc.	326,960	5,005,758
Tractor Supply Co.	19,837	1,784,140
		57,435,732
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	20,060	694,276
Hanesbrands, Inc.	36,938	1,230,774
Nike, Inc.	232,132	25,074,899
		26,999,949
Thrifts & Mortgage Finance — 0.2%
BankUnited, Inc.	6,350	228,156
Fannie Mae (a)	21,426	49,815
Ladder Capital Corp., Class A	220,555	3,826,629
Nationstar Mortgage Holdings, Inc. (a)	404,000	6,787,200
Washington Mutual, Inc. (a)(b)(c)	33,600	—
		10,891,800
Tobacco — 0.1%
Altria Group, Inc.	45,657	2,233,084
Philip Morris International, Inc.	47,368	3,797,492
		6,030,576
Trading Companies & Distributors — 0.2%
NOW, Inc. (a)	214,198	4,264,682
W.W. Grainger, Inc.	22,500	5,324,625
		9,589,307
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,660	302,426
Total US Common Stocks (Cost $1,311,732,455)		1,424,332,878
Foreign Common Stocks — 31.8%
Australia — 0.9%
ALS, Ltd.	54,485	244,877
Alumina, Ltd.	252,064	295,756
Amcor, Ltd.	4,281	45,234
BHP Billiton, Ltd.	10,708	217,662
BlueScope Steel, Ltd.	98,358	225,041
Brambles, Ltd.	50,218	408,451
Coca-Cola Amatil, Ltd.	60,409	424,182
Dexus Property Group – REIT	1,778,600	9,951,180

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
DuluxGroup, Ltd.	6,054	$26,547
Fairfax Media, Ltd.	227,567	142,107
GUD Holdings, Ltd.	8,058	54,615
Iluka Resources, Ltd.	31,969	188,360
Metcash, Ltd.	158,870	135,313
Mineral Resources, Ltd.	518,800	2,611,304
Mirvac Group – REIT	3,684,600	5,249,710
Newcrest Mining, Ltd. (a)	901,292	9,111,360
Orica, Ltd.	31,258	512,320
Premier Investments, Ltd.	5,858	57,769
QBE Insurance Group, Ltd. – ASE Shares	256,341	2,689,168
SAI Global, Ltd.	41,693	133,949
Santos, Ltd.	16,170	97,125
Scentre Group	1,438,699	4,155,214
Sigma Pharmaceuticals, Ltd.	147,782	87,074
South32, Ltd. – ASX Shares (a)	10,708	14,789
South32, Ltd. – LSE Shares (a)	40,119	54,212
Stockland – REIT	835,200	2,624,898
Transpacific Industries Group, Ltd.	470,000	277,522
Westfield Corp. – REIT	907,405	6,335,058
		46,370,797
Austria — 0.2%
Andritz AG	4,887	270,307
CA Immobilien Anlagen AG (a)	543,500	9,476,050
Erste Group Bank AG (a)	11,258	319,497
Oesterreichische Post AG	10,266	472,136
Raiffeisen Bank International AG	20,212	293,572
Wienerberger AG	30,912	485,874
		11,317,436
Belgium — 0.0%
Anheuser-Busch InBev NV	17,355	2,088,771
Groupe Bruxelles Lambert SA	4,239	341,137
		2,429,908
Bermuda — 0.0%
Signet Jewelers, Ltd.	5,093	653,126
Brazil — 0.3%
B2W Cia Digital (a)	222,756	1,460,871
BrasilAgro – Co. Brasileira de Propriedades Agricolas (a)(b)	119,500	428,557
CCR SA	497,900	2,387,729
Centrais Eletricas Brasileiras SA (a)	235,200	444,816
EDP – Energias do Brasil SA	878,800	3,253,349
Embraer SA – ADR	5,881	178,136
Grupo BTG Pactual (UNIT)	199,000	1,829,922
LPS Brasil Consultoria de Imoveis SA	433,300	724,698
MRV Engenharia e Participacoes SA	1,098,700	2,759,914
Oi SA (a)	27,054	52,209
SLC Agricola SA	138,300	769,544
Totvs SA	223,200	2,799,781
		17,089,526
British Virgin Islands — 0.0%
Nomad Foods, Ltd. (a)	54,006	1,174,631

	Number of Shares	Value
Canada — 1.4%
Aimia, Inc.	47,819	$520,687
Air Canada (a)	163,577	1,730,066
Barrick Gold Corp. – NYSE Shares	747,756	7,971,079
Barrick Gold Corp. – TSX Shares	35,926	383,997
Bombardier, Inc., Class B	123,932	223,256
Cameco Corp. – NYSE Shares	669,241	9,556,761
Canadian Natural Resources, Ltd.	29,564	802,418
Centerra Gold, Inc.	529,532	3,010,150
Dominion Diamond Corp. (a)	71,193	997,414
Dream Global Real Estate Investment Trust – REIT	390,600	3,105,411
Dundee Corp., Class A (a)	239,865	2,408,252
Dundee Precious Metals, Inc. (a)	1,043,636	2,122,366
Fairfax Financial Holdings, Ltd.	516	254,439
Gabriel Resources, Ltd. (a)(b)	1,962,000	431,986
Goldcorp, Inc.	104,625	1,694,925
Imperial Oil, Ltd. – TSX Shares	36,725	1,418,720
Ivanhoe Mines, Ltd., Class A (a)(b)	3,943,251	2,841,414
Kinross Gold Corp. (a)	3,012,038	6,987,928
Kirkland Lake Gold, Inc. (a)	127,535	574,877
Lundin Gold, Inc. (a)(b)	900,000	2,810,248
Magna International, Inc.	20,690	1,160,502
New Gold, Inc. (a)	575,382	1,547,778
Northern Dynasty Minerals Ltd. (a)(b)	202,302	68,783
NOVAGOLD Resources, Inc. (a)	477,960	1,634,623
Onex Corp.	11,056	611,753
Rogers Communications, Inc., Class B	45,159	1,601,716
Silver Standard Resources, Inc. (a)	344,438	2,163,071
Sprott, Inc. (b)	2,588,505	5,118,981
Suncor Energy, Inc.	30,414	837,663
Tahoe Resources, Inc.	188,269	2,282,140
Turquoise Hill Resources, Ltd. (a)	929,683	3,523,499
Uranium Participation Corp. (a)	1,175,762	4,923,327
		75,320,230
Chile — 0.2%
Antofagasta plc	72,841	788,517
Cia Cervecerias Unidas SA	320,234	3,392,219
Cia Sud Americana de Vapores SA (a)	17,593,995	563,922
Quinenco SA (b)	1,038,567	2,168,843
Sociedad Quimica y Minera de Chile SA – SPADR	181,923	2,914,406
		9,827,907
China — 0.9%
Ajisen China Holdings, Ltd.	2,806,000	1,496,669
Baidu, Inc. – SPADR (a)	26,233	5,222,466
Belle International Holdings, Ltd.	1,774,000	2,035,414
China Mengniu Dairy Co., Ltd.	723,000	3,581,536
China Resources Enterprise, Ltd.	2,222,228	7,198,979
China XD Plastics Co., Ltd. (a)	224,500	1,353,735
China Yurun Food Group, Ltd. (a)(b)	12,225,000	4,627,045
Ctrip.com International Ltd. – ADR (a)	2,844	206,531
Daphne International Holdings, Ltd.	3,276,000	820,763
Goodbaby International Holdings, Ltd. (a)	431,383	177,537

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Griffin Mining, Ltd. (a)	667,051	$408,763
Guangshen Railway Co, Ltd.	3,486,000	1,921,049
JD.com, Inc. ADR (a)	13,030	444,323
Johnson Electric Holdings, Ltd.	52,338	167,361
Lenovo Group, Ltd.	137,479	188,971
Li Ning Co., Ltd. (a)	6,790,666	3,098,622
Mindray Medical International, Ltd. – ADR	172,854	4,926,339
Nam Tai Property, Inc.	104,993	506,066
NetEase, Inc. – ADR	5,608	812,403
Shenguan Holdings Group, Ltd.	877,367	221,191
Shenzhou International Group Holdings, Ltd.	128,199	621,509
Sohu.com, Inc. (a)	4,264	251,960
Tong Ren Tang Technologies Co, Ltd.	128,620	217,481
Travelsky Technology, Ltd.	567,000	823,535
Tsingtao Brewery Co., Ltd., Class H	424,017	2,560,406
Vipshop Holdings, Ltd. – ADR (a)	8,901	198,047
Want Want China Holdings, Ltd.	1,077,496	1,135,289
Weiqiao Textile Co. Ltd.	465,850	326,581
Wumart Stores, Inc.	1,817,000	1,268,639
		46,819,210
Colombia — 0.0%
Bancolombia SA – SPADR	52,800	2,270,400
Grupo de Inversiones Suramericana SA	9,158	130,135
		2,400,535
Cyprus — 0.0%
Global Ports Investments plc – GDR	124,189	612,287
Hellenic Bank Public Co, Ltd. (a)	144,183	268,440
		880,727
Czech Republic — 0.0%
Komercni Banka AS	8,417	1,865,598
Denmark — 0.3%
Ambu A/S	3,925	102,650
AP Moeller – Maersk A/S	381	691,143
Bang & Olufsen A/S, Class B (a)	48,957	421,169
Carlsberg A/S, Class B	13,541	1,229,062
Coloplast A/S, Class B	38,445	2,527,881
Danske Bank A/S	7,040	207,416
GN Store Nord (GN Great Nordic) A/S	70,642	1,459,786
ISS A/S	27,854	917,581
Novo Nordisk A/S, Class B	51,094	2,802,231
Topdanmark A/S (a)	8,760	234,662
Vestas Wind Systems A/S	57,355	2,870,946
William Demant Holding A/S (a)	11,132	848,196
		14,312,723
Finland — 0.2%
Metso Oyj	21,749	597,051
Nokian Renkaat Oyj	58,562	1,834,486
Sampo Oyj, Class A	62,969	2,971,914
Tikkurila Oyj (b)	377,244	7,498,761
UPM-Kymmene Oyj	7,249	128,643
Valmet Corp.	9,215	103,812
Wartsila Corp.	8,809	412,537
		13,547,204

	Number of Shares	Value
France — 1.0%
Air France-KLM SA (a)	82,086	$576,244
Airbus Group NV	14,372	931,136
Areva SA (a)(b)	311,595	2,628,328
AXA SA	34,148	860,545
BNP Paribas SA	24,559	1,480,738
Casino Guichard Perrachon SA	3,177	240,492
Christian Dior SA	17,000	3,316,522
Edenred SA	18,873	466,276
Electricite de France SA	242,495	5,405,011
Eurazeo SA	2,885	190,784
Eurofins Scientific	2,560	780,795
GDF Suez, Strip VVPR (a)(b)	9,765	11
Groupe Eurotunnel SA	129,163	1,869,453
Iliad SA	1,046	231,397
Imerys SA	1,718	131,441
Lafarge SA	158,840	10,507,993
Legrand SA	45,337	2,543,435
Neopost SA	9,950	428,012
Paris Orleans SA	8,423	269,205
Renault SA	4,177	436,233
SA des Ciments Vicat	3,643	249,575
Sanofi SA	86,287	8,512,838
Schneider Electric SE	7,289	502,728
Societe BIC SA	4,735	755,789
Societe Generale SA, Class A	5,305	247,503
Technip SA	1,917	118,739
Thales SA	6,173	373,448
Total SA	7,392	359,676
Vallourec SA	8,969	182,975
Vivendi SA	323,600	8,173,816
Zodiac Aerospace	87,231	2,838,857
		55,609,995
Georgia — 0.0%
Bank of Georgia Holdings plc	2,728	83,559
Germany — 1.6%
Adidas AG	196,540	15,041,188
Alstria Office AG – REIT(a)	696,734	8,969,203
Aurelius AG	5,047	215,727
Axel Springer AG	13,357	701,077
BASF SE	20,226	1,777,415
Bayer AG	3,007	420,763
Bayerische Motoren Werke AG	14,000	1,531,710
Brenntag AG	6,452	369,803
Commerzbank AG (a)	48,754	622,984
Continental AG	1,122	265,403
CTS Eventim AG	15,075	549,627
Deutsche Annington Immobilien SE	1,419,391	40,012,369
Deutsche Bank AG	7,433	223,243
Deutsche Telekom AG	107,372	1,848,443
Deutz AG	21,521	123,264
E.ON SE	45,183	601,769
Fielmann AG	3,851	261,691
Fresenius Medical Care AG & Co.	28,925	2,386,727
GEA Group AG	4,744	211,550

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Gerresheimer AG	1,819	$113,354
Hannover Rueckversicherung AG	2,172	210,622
Leoni AG	3,523	222,336
MTU Aero Engines AG	35,629	3,350,605
SAP AG	82,426	5,743,450
Symrise AG	8,013	497,160
TUI AG – LSE Shares	60,578	981,862
TUI AG – Xetra Shares	21,773	351,851
Wacker Neuson SE	38,852	814,377
		88,419,573
Greece — 0.1%
Aegean Airlines SA (b)(c)	12,027	69,607
Alpha Bank AE (a)(b)(c)	567,345	172,884
Diana Shipping, Inc. (a)	178,899	1,261,238
Ellaktor SA (a)(b)(c)	13,821	24,428
Hellenic Exchanges – Athens Stock Exchange SA Holding (b)(c)	40,352	176,218
Motor Oil Hellas Corinth Refineries SA (b)(c)	106,327	852,333
OPAP SA (b)(c)	91,715	662,136
Piraeus Bank SA (a)(b)(c)	118,731	44,913
Tsakos Energy Navigation, Ltd.	122,389	1,166,367
		4,430,124
Hong Kong — 1.3%
Cheung Kong Property Holdings, Ltd. (a)	788,340	6,519,031
China Merchants Holdings International Co, Ltd.	166,000	708,477
China Mobile, Ltd.	318,500	4,079,502
CK Hutchison Holdings, Ltd.	790,340	11,640,229
Esprit Holdings, Ltd.	2,230,397	2,090,507
First Pacific Co., Ltd.	296,000	249,034
Guoco Group, Ltd.	93,000	1,116,280
Henderson Land Development Co., Ltd.	32,058	219,872
Hong Kong & Shanghai Hotels, Ltd. (The)	912,491	1,264,289
Hongkong Land Holdings Ltd.	643,600	5,264,854
Hopewell Holdings, Ltd. (b)	2,000,000	7,313,190
Huabao International Holdings, Ltd.	1,511,708	911,892
Jardine Matheson Holdings, Ltd.	87,423	4,946,967
Jardine Strategic Holdings, Ltd.	95,322	2,885,492
Man Wah Holdings, Ltd.	482,129	471,453
Melco International Development, Ltd.	6,200,000	8,775,770
Midland Holdings Ltd. (a)	2,700,437	1,221,604
New World Development, Ltd.	1,550,367	2,032,314
Pacific Basin Shipping, Ltd.	1,184,151	396,579
SmarTone Telecommunications Holdings, Ltd.	1,459,429	2,547,388
Stella International Holdings, Ltd.	113,605	270,479
Television Broadcasts, Ltd.	212,525	1,261,880
Wharf (Holdings), Ltd. (The)	62,572	416,174
Wheelock & Co. Ltd.	134,877	689,843
Yingde Gases	995,000	679,891
		67,972,991
Hungary — 0.0%
OTP Bank plc	23,285	460,426

	Number of Shares	Value
India — 0.1%
Axis Bank, Ltd. – GDR (a)	116,260	$5,074,749
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,405,100	2,562,419
Perusahaan Gas Negara (Persero) Tbk PT	5,944,700	1,920,857
XL Axiata Tbk PT (a)	2,166,000	598,218
		5,081,494
Ireland — 0.1%
Bank of Ireland (a)	1,142,768	461,354
CRH plc	5,208	145,992
CRH plc – BATS Europe Shares	14,002	394,873
DCC plc	15,501	1,219,178
Experian plc	67,775	1,233,282
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	1,782,030
Irish Bank Resolution Corp., Ltd. (a)(b)	38,180	—
Irish Continental Group plc	76,772	337,646
Paddy Power plc	14,201	1,218,124
Permanent TSB Group Holdings plc (a)	125,348	655,278
Ryanair Holdings plc – SPADR	1,941	138,490
		7,586,247
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. – SPADR	55,000	3,250,500
Italy — 0.9%
Banca IFIS SpA	21,046	456,911
Banca Monte dei Paschi di Siena SpA (a)	207,207	403,111
Banca Popolare dell’Emilia Romagna SC	62,043	552,734
Banca Popolare di Milano Scarl	1,655,412	1,743,900
Banco Popolare SC (a)	117,080	1,923,852
Brembo SpA	2,944	125,495
CIR-Compagnie Industriali Riunite SpA (a)	133,548	141,979
Credito Valtellinese SC (a)	629,337	834,030
Davide Campari-Milano SpA	20,831	158,370
Eni SpA	269,431	4,779,230
ERG SpA	169,370	2,031,831
Exor SpA	207,940	9,917,905
Immobiliare Grande Distribuzione SIIQ SpA – REIT	2,567,357	2,231,805
Interpump Group SpA	7,350	118,515
Intesa Sanpaolo SpA	2,369,683	8,581,383
Italcementi SpA	25,980	171,468
Luxottica Group SpA	51,355	3,417,019
Luxottica Group SpA – SPADR	4,764	316,568
Piaggio & C SpA	2,009,550	6,743,919
Saipem SpA (a)	58,494	618,437
Tamburi Investment Partners SpA	136,642	527,527
Telecom Italia SpA (a)	385,058	488,442
UniCredit SpA	238,567	1,600,550
Unione di Banche Italiane SCpA	73,867	591,838
		48,476,819

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Japan — 9.5%
Alfresa Holdings Corp.	73,900	$1,148,608
Asahi Diamond Industrial Co., Ltd.	1,750,100	19,696,467
Asatsu-DK, Inc.	241,500	5,715,469
Ashikaga Holdings Co, Ltd.	97,286	421,928
Astellas Pharma, Inc.	35,700	508,697
Azbil Corp.	705,500	18,234,417
Bank of Yokohama, Ltd. (The)	66,000	404,399
Bit-isle, Inc. (b)	327,300	1,293,242
BML, Inc.	538,900	16,804,667
Bridgestone Corp.	22,538	833,071
Canon, Inc.	125,400	4,069,156
Chiba Bank, Ltd. (The)	70,000	533,165
Coca-Cola East Japan Co, Ltd.	32,920	607,546
Cosmos Pharmaceutical Corp.	4,990	675,783
Dai-ichi Life Insurance Co., Ltd. (The)	133,400	2,619,855
Daibiru Corp.	288,600	2,664,018
Daiichikosho Co., Ltd.	777,800	27,372,319
Dainippon Sumitomo Pharma Co. Ltd.	28,800	318,601
Daiwa Securities Group, Inc.	124,662	931,184
Dentsu, Inc.	16,000	834,264
Duskin Co., Ltd.	588,100	10,158,623
East Japan Railway Co.	21,400	1,923,880
FUJIFILM Holdings Corp.	77,000	2,749,376
Fujitsu, Ltd.	244,000	1,360,482
Hakuhodo DY Holdings, Inc.	1,334,000	14,243,324
Hitachi Metals, Ltd.	2,000	30,676
Hitachi, Ltd.	366,525	2,414,217
Hogy Medical Co, Ltd.	362,200	18,579,144
Honda Motor Co, Ltd.	257,700	8,330,831
Hoshizaki Electric Co., Ltd.	351,800	20,679,103
Isetan Mitsukoshi Holdings, Ltd.	56,200	1,003,891
Japan Airlines Co, Ltd.	63,281	2,205,598
Japan Digital Laboratory Co, Ltd.	79,800	1,114,486
Japan Steel Works, Ltd. (The)	1,530,000	6,320,689
Japan Tobacco, Inc.	36,259	1,290,393
JFE Holdings, Inc.	72,900	1,616,746
kabu.com Securities Co, Ltd.	33,682	112,735
Kamigumi Co, Ltd.	103,000	965,179
Kao Corp.	30,700	1,426,925
Kinden Corp.	12,000	159,614
Kirin Holdings Co., Ltd.	114,900	1,581,548
Kurita Water Industries, Ltd.	902,500	20,992,477
LIXIL Group Corp.	43,081	854,432
Makita Corp.	36,500	1,977,678
Marui Group Co., Ltd.	77,700	1,049,054
Meiko Network Japan Co., Ltd.	310,100	3,654,570
Miraca Holdings, Inc.	326,900	16,288,367
Mitsubishi Corp.	172,700	3,792,457
Mitsubishi Estate Co., Ltd.	97,344	2,091,266
Mitsubishi Heavy Industries, Ltd.	187,000	1,136,803
Mitsubishi Logistics Corp.	40,000	525,178
Mitsubishi UFJ Financial Group, Inc.	241,200	1,726,008
Mitsui & Co. Ltd.	409,900	5,558,807
Mizuho Financial Group, Inc.	917,700	1,978,859

	Number of Shares	Value
MS&AD Insurance Group Holdings	84,472	$2,629,564
Nakanishi, Inc.	395,500	15,634,775
Namco Bandai Holdings, Inc.	1,091,300	21,073,828
Nintendo Co., Ltd.	6,100	1,018,487
Nippon Building Fund, Inc.	1,700	7,437,666
Nippon Meat Packers, Inc.	25,000	569,085
Nippon Suisan Kaisha, Ltd.	84,000	240,097
Nippon Telegraph & Telephone Corp.	88,600	3,206,593
NKSJ Holdings, Inc.	25,400	931,364
Nomura Holdings, Inc.	12,600	84,926
NTT Data Corp.	40,100	1,751,570
Obayashi Corp.	203,000	1,480,047
Onward Holdings Co., Ltd.	59,000	406,110
Organo Corp. (b)	538,000	2,284,337
Otsuka Holdings Co., Ltd.	23,500	747,006
Rakuten, Inc.	35,851	577,433
Resona Holdings, Inc.	293,900	1,600,035
Rinnai Corp.	56,600	4,479,066
Sanrio Co., Ltd.	756,500	20,532,457
Sanshin Electronics Co, Ltd.	93,500	954,960
Secom Co., Ltd.	317,000	20,562,920
Sega Sammy Holdings, Inc.	24,300	317,536
Sekisui House Reit, Inc. – REIT	2,400	2,627,728
Sekisui House, Ltd.	45,900	727,111
Seven & I Holdings Co., Ltd.	51,800	2,224,395
Seven Bank, Ltd.	1,919,800	8,870,809
Shimizu Corp.	59,000	496,672
Shiseido Co., Ltd.	32,800	743,968
SK Kaken Co, Ltd.	64,000	6,430,807
SoftBank Corp.	77,400	4,555,261
Square Enix Holdings Co, Ltd.	51,643	1,142,635
Sumitomo Chemical Co., Ltd.	409,000	2,456,753
Sumitomo Electric Industries, Ltd.	53,800	833,368
Sumitomo Forestry Co., Ltd.	32,500	400,678
Sumitomo Mitsui Financial Group, Inc.	63,900	2,839,360
Sumitomo Mitsui Trust Holdings, Inc.	239,747	1,096,956
Takeda Pharmaceutical Co. Ltd.	80,600	3,889,589
Toei Co, Ltd.	1,370,000	9,765,563
Tohoku Electric Power Co., Inc.	69,600	941,354
TOKAI Corp. – Gifu	252,500	9,145,472
Tokyo Electron, Ltd.	7,000	441,959
Toshiba Corp.	91,592	313,854
Toyo Seikan Kaisha Group Holdings, Ltd.	59,300	949,625
Toyo Suisan Kaisha, Ltd.	367,300	13,362,742
Toyo Tire & Rubber Co, Ltd.	15,701	331,130
Toyota Industries Corp.	27,074	1,542,562
Toyota Motor Corp.	76,567	5,120,894
TV Asahi Holdings Corp.	643,800	10,808,463
Wacoal Holdings Corp.	1,136,000	13,274,928
West Japan Railway Co.	94,800	6,065,417
Yahoo Japan Corp.	5,031,400	20,284,910
Yamada Denki Co., Ltd.	84,500	337,797
Yamato Holdings Co., Ltd.	51,300	989,688
ZOJIRUSHI Corp.	397,000	6,116,570
		513,229,152

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Lebanon — 0.0%
Solidere – GDR (a)(b)	48,165	$546,673
Luxembourg — 0.2%
ArcelorMittal SA – EN Amsterdam Shares	44,944	437,589
Kernel Holding SA	171,576	1,722,080
MHP SA – GDR	408,978	4,130,678
Millicom International Cellular SA	20,549	1,514,026
O’Key Group SA – GDR (b)	417,023	986,260
		8,790,633
Malaysia — 0.3%
AirAsia Berhad	5,009,535	2,042,997
AMMB Holdings Berhad	1,644,600	2,628,372
Genting Berhad	3,523,300	7,527,117
Genting Malaysia Berhad	1,378,195	1,527,863
Hong Leong Financial Group Berhad	63,236	253,733
OSK Holdings Berhad	531,550	298,852
Top Glove Corp. Berhad	360,100	634,709
		14,913,643
Mexico — 0.3%
America Movil SAB de CV, Series L – ADR	190,375	4,056,891
Cemex SAB de CV – SPADR (a)	306,299	2,805,699
Consorcio ARA SAB de CV, Series C (a)	2,363,845	906,886
Fibra Uno Administracion SA de CV – REIT	1,325,400	3,152,121
Grupo Carso SAB de CV, Series A	162,274	676,249
Grupo Comercial Chedraui SA de CV	567,001	1,611,448
Grupo Financiero Santander Mexico SAB de CV – ADR	249,900	2,286,585
		15,495,879
Netherlands — 0.8%
Akzo Nobel NV	18,708	1,366,930
ASML Holding NV	2,903	301,404
Astarta Holding NV (a)(b)	119,481	984,324
Delta Lloyd NV	8,005	131,684
HAL Trust	3,539	624,852
Heineken Holding NV	3,271	230,268
Heineken NV	21,294	1,621,158
Koninklijke (Royal) KPN NV	541,182	2,077,003
Koninklijke (Royal) Philips Electronics NV	738,874	18,858,273
Koninklijke Ahold NV	365,790	6,878,602
Koninklijke Boskalis Westminster NV – CVA	27,065	1,328,641
OCI NV (a)	139,400	3,952,113
Randstad Holding NV	3,545	231,761
Royal Dutch Shell plc, Class A – BATS Europe Shares	275	7,731
Royal Dutch Shell plc, Class A – Quote MTF Shares	31,357	893,050
Royal Dutch Shell plc, Class B	49,495	1,407,564
Yandex NV (a)	238,112	3,624,065
		44,519,423
New Zealand — 0.0%
Spark New Zealand, Ltd.	78,308	148,216

	Number of Shares	Value
Norway — 0.0%
DNB ASA	29,575	$492,730
Schibsted ASA, Class A	12,212	378,920
Schibsted ASA, Class B (a)	12,212	369,143
StatoilHydro ASA	35,544	634,526
		1,875,319
Peru — 0.0%
Cia de Minas Buenaventura SA – ADR	130,788	1,357,579
Philippines (The) — 0.3%
ABS-CBN Holdings Corp. – PDR	2,395,840	3,302,546
Ayala Corp.	124,006	2,171,708
Cosco Capital, Inc.	355,900	61,540
DMCI Holdings, Inc.	1,430,984	419,713
Energy Development Corp.	16,609,100	2,752,307
Jollibee Foods Corp.	121,127	529,824
Lopez Holdings Corp.	11,134,367	1,753,084
Philippine Long Distance Telephone Co. – SPADR	44,800	2,791,040
SM Investments Corp.	36,125	716,869
		14,498,631
Poland — 0.0%
Bank Pekao SA	10,616	508,022
Cyfrowy Polsat SA (a)	32,502	204,299
		712,321
Russia — 0.8%
CTC Media, Inc.	11,849	26,897
Etalon Group Ltd. – GDR	684,863	1,266,997
Federal Grid Co. Unified Energy System JSC (a)(c)	4,843,007,830	5,554,930
Gazprom OAO – SPADR	1,867,562	9,842,052
Global Ports Investments plc – GDR (b)	234,970	1,160,752
Globaltrans Investment plc – SPGDR (a)	72,288	343,368
Highland Gold Mining, Ltd.	643,313	497,725
LSR Group PJSC – GDR	16,313	32,970
Lukoil OAO – SPADR – LSE Shares	39,428	1,738,041
Lukoil OAO – SPADR – OTC Shares	43,439	1,950,845
MD Medical Group Investments plc – GDR	6,137	35,165
MMC Norilsk Nickel PJSC – ADR – LSE Shares	5,327	89,915
Mobile Telesystems OJSC (a)(c)	351,970	1,548,985
Moscow Exchange OAO (c)	1,203,892	1,517,254
NOVATEK OAO – GDR	1,361	138,716
Protek OJSC (a)(b)(c)	1,354,589	983,880
RusHydro JSC – ADR	6,248,644	6,191,813
Sberbank of Russia – SPADR – LSE Shares	613,407	3,257,191
Sberbank of Russia – SPADR – OTC Shares	1,624,395	8,488,940
Sistema JSFC – SPGDR – LSE Shares (e)	22,381	198,050
		44,864,486
Singapore — 0.6%
CapitaLand, Ltd.	4,483,200	11,636,907
DBS Group Holdings, Ltd.	5,882	90,253
Golden Agri-Resources, Ltd.	15,642,000	4,759,217

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Great Eastern Holdings, Ltd.	69,410	$1,263,327
GuocoLeisure, Ltd.	112,200	82,890
Haw Par Corp, Ltd.	5,900	39,436
SembCorp Industries, Ltd.	1,333,700	3,850,406
Singapore Technologies Engineering Ltd.	1,691,200	4,139,822
Singapore Telecommunications, Ltd.	1,441,600	4,482,076
United Overseas Bank, Ltd.	251,114	4,296,646
		34,640,980
South Africa — 0.3%
African Bank Investments, Ltd. (a)(b)(c)	3,640,881	—
Anglo American Platinum, Ltd. (a)	23,910	539,701
Gold Fields, Ltd.	12,412	39,675
Grindrod, Ltd.	700,790	774,212
Hosken Consolidated Investments Ltd.	153,325	1,915,514
Impala Platinum Holdings, Ltd. (a)	635,166	2,829,612
Lonmin plc (a)	1,848	3,254
Montauk Holdings, Ltd. (a)	184,042	127,122
MTN Group, Ltd.	123,033	2,311,548
Niveus Investments Ltd.	112,923	268,744
Remgro, Ltd.	44,983	945,503
Shoprite Holdings, Ltd.	16,210	230,928
Sibanye Gold Ltd.	919,940	1,473,874
Standard Bank Group, Ltd.	191,388	2,516,826
Telkom SA SOC, Ltd.	114,543	603,410
		14,579,923
South Korea — 1.0%
CJ O Shopping Co, Ltd.	2,936	540,181
Global & Yuasa Battery Co, Ltd.	4,326	147,612
GS Home Shopping, Inc.	3,125	587,656
Hana Financial Group, Inc.	138,442	3,582,624
Hanwha Corp.	13,792	582,437
Hite Jinro Co, Ltd.	49,090	996,463
Hyundai Home Shopping Network Corp.	2,528	277,550
Hyundai Mobis Co., Ltd.	15,067	2,871,688
Hyundai Motor Co.	53,227	6,479,195
KB Financial Group, Inc.	79,044	2,599,313
Kia Motors Corp.	7,083	289,354
Kolon Industries, Inc.	20,825	1,203,229
KT Corp. (a)	201,477	5,138,274
KT Corp. – SPADR (a)	220,588	2,794,850
LG Uplus Corp.	293,560	2,593,613
Lotte Shopping Co., Ltd.	19,045	4,000,281
S-1 Corp.	22,732	1,596,229
Samsung Electronics Co., Ltd.	7,356	8,356,294
Samsung SDI Co, Ltd.	693	68,851
Sebang Co, Ltd.	12,088	215,552
Shinhan Financial Group Co., Ltd.	175,100	6,514,274
SK Hynix, Inc.	39,665	1,507,586
		52,943,106
Spain — 0.5%
Abengoa SA	42,731	141,320
Acerinox SA (b)	48,771	676,325
Banco Bilbao Vizcaya Argentaria SA	21,914	215,566

	Number of Shares	Value
Banco Santander SA	193,138	$1,348,259
Fomento de Construcciones y Contratas SA (a)	70,394	715,739
Grifols SA	10,182	411,264
Iberdrola SA	628,409	4,244,833
Inditex SA	40,686	1,326,804
Inmobiliaria Colonial SA (a)	83,928	59,021
Inmobiliaria del Sur SA	2,058	20,082
Mediaset Espana Comunicacion SA	41,620	545,001
NH Hoteles SA (a)	1,354,800	7,771,098
Realia Business SA (a)	1,988,649	1,563,238
Telefonica SA	345,829	4,928,588
Viscofan SA	15,189	920,950
		24,888,088
Sweden — 0.4%
Assa Abloy AB	175,857	3,311,502
Investment Kinnevik AB	5,024	158,685
Investor AB, Class B	15,073	560,880
Modern Times Group AB, Class B	14,192	380,483
Nordea Bank AB	44,281	551,371
Svenska Handelsbanken AB	151,779	2,212,241
Swedish Match AB	10,817	307,283
Telefonaktiebolaget LM Ericsson, Class B	679,527	7,034,145
TeliaSonera AB	1,047,771	6,163,957
		20,680,547
Switzerland — 0.7%
ABB, Ltd. – SIX Swiss Exchange (a)	333,807	6,994,677
Adecco SA (a)	16,573	1,348,185
Cie Financiere Richemont SA	20,126	1,640,553
Garmin, Ltd.	11,742	515,826
Geberit AG	5,833	1,947,609
Glencore Xstrata plc	171,309	687,696
Helvetia Holding AG	325	185,485
Logitech International SA	40,899	598,610
Luxoft Holding, Inc. (a)	2,175	122,996
Nestle SA	59,092	4,271,497
Novartis AG	49,783	4,917,208
Oriflame Holding AG (a)	2,064	33,363
Pargesa Holding SA	6,868	461,116
Roche Holding AG	11,726	3,292,115
Sonova Holding AG	3,870	523,861
Syngenta AG	13,732	5,627,085
UBS Group AG	48,984	1,038,616
Zurich Insurance Group AG (a)	9,312	2,838,434
		37,044,932
Taiwan — 0.5%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	57,934	1,265,279
Chroma ATE, Inc.	411,000	909,542
Delta Electronics, Inc.	523,000	2,677,688
Hon Hai Precision Industry Co, Ltd. – GDR	61,672	421,529
MediaTek, Inc.	269,000	3,695,180
Mega Financial Holding Co, Ltd.	1,910,000	1,720,678
Taiwan Semiconductor Manufacturing Co., Ltd.	2,060,229	9,283,119

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. – SPADR	77,782	$1,766,429
Teco Electric and Machinery Co, Ltd.	1,640,812	1,273,500
Yungtay Engineering Co., Ltd.	2,109,000	4,053,086
		27,066,030
Thailand — 0.2%
Advanced Info Service PCL	177,287	1,259,756
Bangkok Bank PCL – Foreign Reg	727,500	3,844,762
Bangkok Bank PCL	166,958	882,355
Krung Thai Bank PCL	1,121,200	567,646
Land & Houses PCL	1,076,867	286,948
MBK PCL, Class F	7,226,490	3,359,118
Thanachart Capital PCL	2,323,900	2,287,743
		12,488,328
Turkey — 0.1%
KOC Holding AS	243,473	1,126,168
Tupras Turkiye Petrol Rafinerileri AS (a)	45,856	1,161,209
Turkiye Garanti Bankasi AS	1,325,311	4,124,992
		6,412,369
United Arab Emirates — 0.1%
Emaar Malls Group PJSC (a)	3,574,202	3,246,171
United Kingdom — 5.5%
3i Group plc	237,308	1,924,093
Admiral Group plc	39,138	852,086
AMEC plc	480,789	6,170,766
Anglo American plc – JSE Shares	66,703	967,344
Aon plc	97,809	9,749,601
Associated British Foods plc	19,152	865,216
AstraZeneca plc	5,776	367,269
Atrium European Real Estate, Ltd. (a)	2,359,572	10,863,648
Aviva plc	50,143	388,654
BAE Systems plc	177,095	1,256,867
Barclays plc	954,198	3,902,172
Barratt Developments plc	33,077	319,220
Belmond, Ltd. (a)	189,988	2,372,950
Berendsen plc	27,623	441,839
Betfair Group plc	25,493	962,717
BG Group plc	386,699	6,434,903
BHP Billiton plc	40,119	788,039
BP plc	1,361,552	8,984,969
British American Tobacco plc	2,210	118,772
British Land Co. plc – REIT	291,251	3,635,723
British Sky Broadcasting Group plc	28,847	470,538
BT Group plc	4,701,334	33,295,477
Bunzl plc	74,464	2,035,768
Cable & Wireless Communications plc	3,492,341	3,658,234
Capita plc	124,114	2,417,539
Carnival plc	22,476	1,149,603
Centrica plc	26,344	109,371
Close Brothers Group plc	7,647	183,808
CNH Industrial NV – ISE Shares	110,682	1,008,667
Colt Group SA (a)	186,608	554,967
Compass Group plc	140,829	2,332,802
Daily Mail & General Trust plc, Class A	79,711	1,162,035
Delphi Automotive plc	36,265	3,085,789

	Number of Shares	Value
Devro plc	81,411	$387,430
Diageo plc	306,827	8,893,806
Dixons Carphone plc	77,250	550,039
Enterprise Inns plc (a)	124,135	241,701
Fiat Chrysler Automobiles NV (a)	50,965	745,859
G4S plc	307,290	1,295,891
Gem Diamonds, Ltd.	147,551	337,296
GlaxoSmithKline plc	420,013	8,743,016
GVC Holdings plc	19,392	137,868
Hansteen Holdings plc – REIT	106,505	193,515
Hays plc	335,637	861,075
Homeserve plc	148,987	1,006,892
Howden Joinery Group plc	168,518	1,369,021
HSBC Holdings plc – LSE Shares	594,796	5,325,071
HSBC Holdings plc – SEHK Shares	61,431	555,517
ICAP plc	204,556	1,700,412
IG Group Holdings plc	67,316	788,734
IMI plc	7,415	130,984
Inchcape plc	44,554	567,004
Informa plc	62,653	538,553
International Consolidated Airlines Group SA (a)	3,053,368	23,713,785
International Personal Finance plc	130,357	934,435
Intertek Group plc	53,303	2,050,188
ITV plc	540,533	2,233,446
John Wood Group plc	18,421	186,419
Jupiter Fund Management plc	68,795	481,204
Just Eat plc (a)	69,276	441,894
Liberty Global plc, Class A (a)	96,068	5,194,397
Liberty Global plc, Class C (a)	89,808	4,546,979
Lloyds Banking Group plc	42,035,190	56,427,663
Merlin Entertainments plc (f)	233,683	1,566,936
Michael Kors Holdings, Ltd. (a)	11,300	475,617
Michael Page International plc	118,920	1,017,635
Michelmersh Brick Holdings plc	1,500,781	2,010,277
Millennium & Copthorne Hotels plc	40,208	362,445
Moneysupermarket.com Group plc	123,996	566,680
National Express Group plc	32,345	156,391
Next plc	8,956	1,049,325
Noble Corp. plc	33,850	520,951
Non-Standard Finance plc (a)(b)(f)	51,933	83,636
Northgate plc	19,952	180,278
Old Mutual plc – JSE Shares	619,342	1,969,267
Old Mutual plc – LSE Shares	197,374	624,288
Paragon Group of Cos. plc	135,340	880,000
Petrofac, Ltd.	6,701	97,527
Pets at Home Group plc	123,747	581,280
Provident Financial plc	39,250	1,803,870
Punch Taverns plc (a)	926,090	1,864,368
Reckitt Benckiser Group plc	29,312	2,531,022
Reed Elsevier plc	87,093	1,418,055
Rexam plc	96,665	838,897
Rightmove plc	52,304	2,690,882
Rio Tinto plc	19,666	808,844
Rolls Royce Holdings plc – LSE Shares (a)	144,190	1,973,612
Royal Bank of Scotland Group plc (a)	129,848	717,461

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Serco Group plc	322,778	$597,648
Smith & Nephew plc	35,175	594,364
Spectris plc	22,556	747,223
SSP Group plc	188,818	850,176
Stagecoach Group plc	148,085	938,556
Standard Chartered plc	134,485	2,151,328
TalkTalk Telecom Group plc	60,251	362,495
Telit Communications plc (a)	103,606	471,389
Tesco plc	717,371	2,394,247
Thomas Cook Group plc (a)	421,406	906,327
Tritax Big Box REIT plc – REIT	63,956	113,745
Tungsten Corp. plc (a)	72,257	74,302
Unilever plc	221,847	9,536,214
Vodafone Group plc	396,235	1,444,886
Weir Group plc (The)	142,299	3,790,562
WH Smith plc	33,492	803,612
WPP plc	49,536	1,111,514
		297,089,672
Vietnam — 0.0%
Luks Group Vietnam Holdings Co, Ltd. (b)	1,682,000	585,232
Total Foreign Common Stocks (Cost $1,668,153,068)		1,723,073,368
Total Common Stocks (Cost $2,979,885,523)		3,147,406,246
Participation Notes — 0.2%
HSBC Bank, plc, Axis Bank, Ltd. Equity Linked Notes, Expiring 07/21/17 (India) (a)(c)	277,329	2,423,750
HSBC Bank, plc, Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a)(c)	519,407	1,171,937
HSBC Bank, plc, Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a)(c)	377,396	2,486,184
HSBC Bank, plc, CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a)(c)	305,415	2,662,867
Total Participation Notes (Cost $7,461,203)		8,744,738

	Principal Amount	Value
Corporate Bonds — 0.0%
Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (b)(g) 9.000%, 09/01/12 (Cost $213,716)	$344,000	$—
Asset-Backed Securities — 1.0%
ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE7, Class A2D (FRN) (STEP) 0.845%, 11/25/35	198,322	193,537
American Homes 4 Rent
Ser. 2014-SFR1, Class A (FRN) (f)(c) 1.250%, 06/17/31	373,216	371,989
Ser. 2014-SFR2, Class E (f) 6.231%, 10/17/36	910,000	977,575
Ser. 2014-SFR3, Class E (f) 6.418%, 12/17/36	1,730,000	1,854,745
Ser. 2015-SFR1, Class E (f) 5.639%, 04/17/52	1,400,000	1,447,079

	Principal Amount	Value
Ser. 2015-SFR1, Class XS (IO)(VRN) (b)(f) 0.000%, 04/17/52	$4,305,812	$—
American Residential Properties Trust, Ser. 2014-SFR1, Class A (FRN) (f) 1.286%, 09/17/31	302,000	298,936
American Residential Properties, Inc
Ser. 2014-SFR1, Class E (FRN) (f) 4.094%, 09/17/31	1,509,000	1,510,388
Ser. 2014-SFR1, Class F (FRN) (f) 4.594%, 09/17/31	3,859,000	3,893,507
AmeriCredit Automobile Receivables Trust, Ser. 2011-3, Class D 4.040%, 07/10/17	560,000	565,818
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP) 0.507%, 10/25/35	22,637	22,600
Chase Issuance Trust, Ser. 2013-A9, Class A (FRN) 0.606%, 11/16/20	1,520,000	1,522,741
Citibank Credit Card Issuance Trust, Ser. 2013-A12, Class A12 (FRN) 0.506%, 11/07/18	1,020,000	1,019,487
Colony American Homes
Ser. 2014-2A, Class A (FRN) (f) 1.137%, 07/17/31	237,882	235,089
Ser. 2014-2A, Class E (FRN) (f) 3.390%, 07/17/31	1,615,000	1,579,163
Ser. 2014-2A, Class F (FRN) (f) 3.537%, 07/17/31	3,910,000	3,878,310
Ser. 2015-1A, Class A (FRN) (f) 1.387%, 07/17/32	510,000	504,443
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP) 0.747%, 04/25/34	293,688	274,611
Ser. 2004-12, Class MV3 (FRN) (STEP) 1.175%, 03/25/35	2,400,000	2,372,081
Discover Card Execution Note Trust, Ser. 2014-A1, Class A1 (FRN) 0.616%, 07/15/21	679,000	680,695
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) 1.288%, 07/19/44	61,033	52,793
Firstkey Lending Trust
Ser. 2015-SFR1, Class D (f) 4.367%, 03/09/47	522,000	529,374
Ser. 2015-SFR1, Class E (f) 4.796%, 03/09/47	498,000	484,163
GSAA Home Equity Trust
Ser. 2006-5, Class 2A2 (FRN) (STEP) 0.367%, 03/25/36	1,151,696	685,136
Ser. 2006-5, Class 2A3 (FRN) (STEP) 0.457%, 03/25/36	2,935,973	1,997,184
Ser. 2006-9, Class A4A (FRN) (STEP) 0.427%, 06/25/36	6,951,457	3,993,007
Ser. 2006-20, Class 2A1A (FRN) (STEP) 0.237%, 12/25/46	1,746,202	1,208,187
HSI Asset Securitization Corp. Trust,
Ser. 2006-OPT2, Class 2A3 (FRN) (STEP) 0.377%, 01/25/36	158,411	157,611
Invitation Homes Trust
Ser. 2013-SFR1, Class A (FRN) (f) 1.400%, 12/17/30	326,361	324,988

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Principal Amount	Value
Ser. 2013-SFR1, Class E (FRN) (f) 2.900%, 12/17/30	$1,795,000	$1,771,708
Ser. 2014-SFR1, Class A (FRN) (f) 1.185%, 06/17/31	164,000	162,113
Ser. 2014-SFR1, Class F (FRN) (f) 3.935%, 06/17/31	2,662,000	2,596,890
Ser. 2014-SFR2, Class E (FRN) (f) 3.584%, 09/17/31	690,000	689,034
Ser. 2014-SFR3, Class F (FRN) (f) 5.185%, 12/17/31	650,000	663,018
Ser. 2015-SFR3, Class A (FRN) (f) 1.483%, 08/17/32	510,000	509,504
Ser. 2015-SFR3, Class F (FRN) (f) 4.933%, 08/17/32	2,600,000	2,629,177
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2 (FRN) (STEP) 1.012%, 06/25/35	1,281,243	1,269,248
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP) 1.267%, 03/25/33	73,859	71,567
Ser. 2005-HE6, Class A2C (FRN) (STEP) 0.507%, 11/25/35	270,902	266,211
Progress Residential Trust Program
Ser. 2014-SFR1, Class A (FRN) (f) 1.285%, 10/17/31	245,000	241,987
Ser. 2014-SFR1, Class F (FRN) (f) 4.885%, 10/17/31	1,290,000	1,330,051
Ser. 2015-SFR1, Class F (FRN) 4.536%, 02/17/32	1,180,000	1,207,161
SLM Student Loan Trust, Ser. 2008-9, Class A (FRN) 1.777%, 04/25/23	511,438	524,676
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP) 0.487%, 11/25/35	324,012	322,345
Starwood Waypoint Residential Trust, Ser. 2014, Class E (FRN) (f) 4.474%, 01/17/32	4,570,000	4,636,219
Total Asset-Backed Securities (Cost $50,398,289)		51,526,146
Mortgage-Backed Securities — Private Issuers — 1.5%
American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN) 2.423%, 04/25/44	47,556	44,736
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2 5.309%, 10/10/45	116,116	116,380
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN) 2.747%, 12/20/34	96,766	88,980
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP) 0.687%, 01/25/36	2,587,564	2,128,194
Ser. 2006-1, Class 21A2 (FRN) 2.720%, 02/25/36	1,237,045	976,410
Ser. 2006-2, Class 11A1 (FRN) (STEP) 0.627%, 04/25/36	1,538,317	1,150,079
Ser. 2006-6, Class 31A1 (FRN) 2.720%, 11/25/36	380,482	291,876
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN) 2.319%, 02/20/36	2,053,505	1,740,779

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class D (f) 3.548%, 10/10/47	$1,295,000	$1,036,439
COMM Mortgage Trust
Ser. 2012-CR1, Class A3 3.391%, 05/15/45	1,052,000	1,089,826
Ser. 2012-LC4, Class A4 3.288%, 12/10/44	1,973,000	2,035,388
Ser. 2014-CR17, Class D (VRN) (f) 4.959%, 05/10/47	427,000	396,623
Ser. 2014-UBS5, Class D (f) 3.495%, 09/10/47	1,215,000	984,640
Ser. 2014-UBS6, Class D (VRN) (f) 4.116%, 12/10/47	638,000	533,081
Connecticut Avenue Securities
Ser. 2013-C01, Class M2 (FRN) 5.437%, 10/25/23	4,679,238	5,080,478
Ser. 2014-C01, Class M2 (FRN) 4.587%, 01/25/24	4,225,000	4,349,912
Ser. 2014-C02, Class 1M2 (FRN) 2.787%, 05/25/24	2,400,000	2,158,409
Ser. 2014-C02, Class 2M2 (FRN) 2.787%, 05/25/24	845,000	770,959
Ser. 2015-C02, Class 1M2 (FRN) 4.185%, 05/25/25	3,060,000	2,990,076
Ser. 2015-C02, Class 2M2 (FRN) 4.185%, 05/25/25	2,400,000	2,340,677
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP) 0.917%, 11/25/35	4,764,596	4,113,038
Ser. 2005-59, Class 1A1 (FRN) (STEP) 0.517%, 11/20/35	4,016,082	3,234,825
Ser. 2006-24, Class A22 6.000%, 06/25/36	1,935,589	1,766,186
Ser. 2006-HY11, Class A1 (FRN) (STEP) 0.307%, 06/25/36	2,714,172	2,375,006
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP) 0.437%, 02/25/36	2,860,550	2,400,708
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3 6.000%, 06/25/37	1,055,117	965,716
Deutsche Alt A Securities, Inc., Ser. 2005-5, Class 2A4 5.500%, 11/25/35	523,524	463,096
Fannie Mae Connecticut Avenue Securities
Ser. 2014-C03, Class 1M2 (FRN) 3.187%, 07/25/24	215,000	199,598
Ser. 2014-C04, Class 1M2 (FRN) 5.087%, 11/25/24	650,000	670,587
Ser. 2015-C01, Class 2M2 (FRN) 4.737%, 02/25/25	1,140,000	1,151,588
FHLMC Structured Agency Credit Risk, Ser. 2015-DN1, Class M3 (FRN) 4.337%, 01/25/25	795,000	807,736
First Horizon Alternative Mortgage Securities Trust
Ser. 2006-AA2, Class 2A1 (FRN) 2.199%, 05/25/36	727,720	583,108
Ser. 2006-AA5, Class A1 (FRN) 2.236%, 09/25/36	2,522,831	1,980,712
GS Mortgage Securities Trust, Ser. 2015-GC28, Class D (VRN) (f) 4.474%, 02/10/48	1,380,000	1,170,625

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Principal Amount	Value
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN) 2.295%, 11/19/34	$45,526	$42,299
Ser. 2005-9, Class 2A1A (FRN) (STEP) 0.527%, 06/20/35	55,159	51,964
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2012-C6, Class A3 3.507%, 05/15/45	2,000,000	2,093,984
Ser. 2014-C20, Class D (VRN) (f) 4.725%, 07/15/47	660,000	602,553
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP) 0.387%, 02/25/46	1,813,045	1,336,876
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN) 2.648%, 02/25/36	231,777	227,533
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN) 6.076%, 08/12/49	1,500,000	1,610,134
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 2015-C22, Class D (f) 4.244%, 05/15/46	234,000	200,102
Ser. 2015-C23, Class D (f) 4.137%, 07/15/50	304,000	255,307
RALI Trust
Ser. 2006-QA4, Class A (FRN) 0.367%, 05/25/36	2,296,528	1,860,132
Ser. 2006-QA5, Class 1A1 (FRN) (STEP) 0.367%, 07/25/36	1,952,835	1,293,847
Ser. 2007-QO4, Class A1A (FRN) (STEP) 0.377%, 05/25/47	403,046	331,945
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN) 2.602%, 07/25/35	4,066,199	3,483,704
Structured Agency Credit Risk
Ser. 2013-DN1, Class M2 (FRN) 7.337%, 07/25/23	630,000	744,444
Ser. 2014-HQ2, Class M3 (FRN) 3.937%, 09/25/24	895,000	874,747
Ser. 2015-DNA1, Class B (FRN) 9.387%, 10/25/27	1,034,000	1,237,473
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN) 1.594%, 02/25/36	1,843,957	1,628,074
Ser. 2006-AR3, Class A2 (FRN) 2.721%, 02/25/36	2,552,301	1,818,614
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN) 5.179%, 07/15/42	70,002	70,029
Wells Fargo Commercial Mortgage
Ser. 2013-LC12, Class A4 (VRN) 4.218%, 07/15/46	855,000	927,304
Ser. 2014-LC16, Class D (f) 3.938%, 08/15/50	1,350,000	1,182,766
Ser. 2015-C26, Class D (f) 3.586%, 02/15/48	1,050,000	854,650
Ser. 2015-C27, Class D (f) 3.768%, 02/15/48	966,000	800,565
Ser. 2015-C28, Class D (VRN) 4.277%, 05/15/48	2,020,000	1,698,295

	Principal Amount	Value
Ser. 2015-C29, Class D (VRN) 4.225%, 06/15/48	$710,000	$609,078
Ser. 2015-NXS2, Class D (VRN) 4.394%, 07/15/58	1,955,000	1,638,822
WFRBS Commercial Mortgage, Ser. 2014-LC14, Class D (VRN) (f) 4.586%, 03/15/47	693,750	629,521
Total Mortgage-Backed Securities – Private Issuers (Cost $74,957,844)		80,291,233
Mortgage-Backed Securities — US Government Agency Obligations — 0.1%
FHLMC
Pool #781697 (FRN) 2.357%, 07/01/34	91,635	97,716
Ser. 2004-2763, Class KS (FRN) (IO) (b) 6.465%, 10/15/18	39,320	465
Ser. 2005-2922, Class SE (FRN) (IO) 6.565%, 02/15/35	152,437	28,762
Ser. 2005-2934, Class HI (IO) 5.000%, 02/15/20	16,290	1,270
Ser. 2005-2934, Class KI (IO) 5.000%, 02/15/20	7,247	522
Ser. 2005-2965, Class SA (FRN) (IO) 5.865%, 05/15/32	333,474	61,383
Ser. 2005-2967, Class JI (IO) 5.000%, 04/15/20	8,421	669
Ser. 2005-2980, Class SL (FRN) (IO) 6.515%, 11/15/34	195,917	50,653
Ser. 2005-2981, Class SU (FRN) (IO) 7.615%, 05/15/30	165,525	42,620
Ser. 2005-3031, Class BI (FRN) (IO) 6.505%, 08/15/35	610,066	150,145
Ser. 2005-3065, Class DI (FRN) (IO) 6.435%, 04/15/35	537,321	102,124
Ser. 2006-3114, Class GI (FRN) (IO) 6.415%, 02/15/36	903,940	195,786
Ser. 2007-3308, Class S (FRN) (IO) 7.015%, 03/15/32	322,448	72,684
Ser. 2008-3424, Class XI (FRN) (IO) 6.385%, 05/15/36	270,764	46,605
Ser. 2008-3489, Class SD (FRN) (IO) 7.615%, 06/15/32	174,104	43,113
Ser. 2010-3685, Class EI (IO) 5.000%, 03/15/19	166,442	8,493
Ser. 2010-3731, Class IO (IO) 5.000%, 07/15/19	84,634	4,484
Ser. 2011-3882, Class AI (IO) 5.000%, 06/15/26	621,858	41,856
FHLMC Strip
Ser. 2004-227, Class IO (IO) 5.000%, 12/01/34	59,638	9,908
Ser. 2005-233, Class 5 (IO) 4.500%, 09/15/35	10,763	2,192
FNMA
Pool #685563 (FRN) 2.435%, 01/01/33	139,675	149,567
Pool #841068 (FRN) 2.491%, 11/01/34	523,124	560,717
Pool #847637 (FRN) 2.618%, 01/01/34	82,079	87,970
Ser. 2004-31, Class SG (FRN) (IO) 6.913%, 08/25/33	96,577	8,511
Ser. 2004-49, Class SQ (FRN) (IO) 6.863%, 07/25/34	124,218	28,406

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Principal Amount	Value
Ser. 2004-51, Class SX (FRN) (IO) 6.933%, 07/25/34	$219,103	$44,213
Ser. 2004-64, Class SW (FRN) (IO) 6.863%, 08/25/34	511,655	118,789
Ser. 2004-66, Class SE (FRN) (IO) 6.313%, 09/25/34	377,279	81,771
Ser. 2005-12, Class SC (FRN) (IO) 6.563%, 03/25/35	332,400	72,797
Ser. 2005-45, Class SR (FRN) (IO) 6.533%, 06/25/35	315,203	68,303
Ser. 2005-65, Class KI (FRN) (IO) 6.813%, 08/25/35	1,011,321	232,424
Ser. 2005-89, Class S (FRN) (IO) 6.513%, 10/25/35	2,133,727	452,290
Ser. 2006-3, Class SA (FRN) (IO) 5.963%, 03/25/36	189,526	35,093
Ser. 2007-75, Class JI (FRN) (IO) 6.358%, 08/25/37	482,025	87,087
Ser. 2007-85, Class SI (FRN) (IO) 6.273%, 09/25/37	186,541	36,786
Ser. 2008-86, Class IO (IO) 4.500%, 03/25/23	149,479	7,576
Ser. 2008-87, Class AS (FRN) (IO) 7.463%, 07/25/33	771,890	173,538
Ser. 2010 Pool #AE5528 6.000%, 11/01/22	598,295	649,334
Ser. 2010 Pool #AE5529 7.000%, 11/01/22	392,410	430,023
Ser. 2010-37, Class GI (IO) 5.000%, 04/25/25	331,455	14,113
Ser. 2010-65, Class IO (IO) 5.000%, 09/25/20	240,430	17,401
Ser. 2010-68, Class SJ (FRN) (IO) 6.363%, 07/25/40	192,690	38,857
Ser. 2010-105, Class IO (IO) 5.000%, 08/25/20	190,071	13,892
Ser. 2010-121, Class IO (IO) 5.000%, 10/25/25	487,357	30,737
Ser. 2011-69, Class AI (IO) 5.000%, 05/25/18	1,221,321	58,379
Ser. 2011-88, Class WI (IO) 3.500%, 09/25/26	499,505	54,551
Ser. 2011-124, Class IC (IO) 3.500%, 09/25/21	1,104,820	70,144
Ser. 2012-126, Class SJ (FRN) (IO) 4.813%, 11/25/42	2,230,683	383,106
FNMA Strip, Ser. 2005-365, Class 4 (IO) 5.000%, 04/25/36	9,175	1,962
GNMA
Ser. 2003-11, Class S (FRN) (IO) 6.365%, 02/16/33	551,678	89,509
Ser. 2011-94, Class IS (FRN) (IO) 6.515%, 06/16/36	337,338	45,514
Ser. 2011-135, Class QI (IO) 4.500%, 06/16/41	466,205	91,801
Ser. 2011-157, Class SG (FRN) (IO) 6.413%, 12/20/41	2,322,017	566,829
Ser. 2011-167, Class IO (IO) 5.000%, 12/16/20	1,322,504	76,652
Ser. 2012-34, Class KS (FRN) (IO) 5.865%, 03/16/42	1,180,380	263,362
Ser. 2012-69, Class QI (IO) 4.000%, 03/16/41	919,095	134,751
Ser. 2012-101, Class AI (IO) 3.500%, 08/20/27	441,795	44,168

	Principal Amount	Value
Ser. 2012-103, Class IB (IO) 3.500%, 04/20/40	$658,345	$81,024
Total Mortgage-Backed Securities — US Government Agency Obligations (Cost $5,571,617)		6,363,397
US Treasury Bonds/Notes — 11.6%
US Treasury Inflation Indexed Bond (h) 0.375%, 07/15/23	24,662,959	24,751,597
US Treasury Inflation Indexed Bond (h) 2.375%, 01/15/25	13,906,508	16,359,700
US Treasury Inflation Indexed Bond 2.000%, 01/15/26	834,393	957,857
US Treasury Inflation Indexed Bond 2.375%, 01/15/27	5,337,833	6,386,631
US Treasury Inflation Indexed Bond 1.750%, 01/15/28	2,879,690	3,262,147
US Treasury Inflation Indexed Bond (h) 2.500%, 01/15/29	36,455,150	44,928,129
US Treasury Inflation Indexed Bond 3.875%, 04/15/29	1,151,304	1,630,714
US Treasury Inflation Indexed Bond 3.375%, 04/15/32	7,757,245	10,935,296
US Treasury Inflation Indexed Bond 2.125%, 02/15/40	13,211,581	16,269,850
US Treasury Inflation Indexed Bond 0.750%, 02/15/42	9,464,970	8,698,156
US Treasury Inflation Indexed Bond 1.375%, 02/15/44	15,991,185	17,070,590
US Treasury Inflation Indexed Bond 0.750%, 02/15/45	4,058,914	3,707,567
US Treasury Inflation Indexed Note 0.125%, 04/15/16	44,265,094	44,472,609
US Treasury Inflation Indexed Note 2.625%, 07/15/17	4,566,000	4,899,533
US Treasury Inflation Indexed Note 1.625%, 01/15/18	3,274,941	3,460,437
US Treasury Inflation Indexed Note 0.125%, 04/15/18	10,756,565	10,925,475
US Treasury Inflation Indexed Note 1.375%, 07/15/18	9,764,368	10,355,571
US Treasury Inflation Indexed Note (h)(i) 2.125%, 01/15/19	26,698,662	29,070,251
US Treasury Inflation Indexed Note 0.125%, 04/15/19	20,938,329	21,209,878
US Treasury Inflation Indexed Note 1.375%, 01/15/20	1,334,741	1,426,921
US Treasury Inflation Indexed Note 0.125%, 04/15/20	6,061,560	6,110,337
US Treasury Inflation Indexed Note (i) 1.250%, 07/15/20	1,952,676	2,089,363
US Treasury Inflation Indexed Note 1.125%, 01/15/21	6,921,664	7,321,279
US Treasury Inflation Indexed Note (h) 0.625%, 07/15/21	36,214,487	37,380,159
US Treasury Inflation Indexed Note (h) 0.125%, 07/15/22	32,324,582	32,079,626
US Treasury Inflation Indexed Note 0.125%, 01/15/23	4,202,336	4,128,140
US Treasury Inflation Indexed Note 0.125%, 07/15/24	25,510,061	24,878,279
US Treasury Inflation Indexed Note 0.250%, 01/15/25	3,795,668	3,723,015
US Treasury Note 0.625%, 07/15/16	33,100,000	33,190,495

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Principal Amount	Value
US Treasury Note 0.500%, 03/31/17	$33,300,000	$33,266,167
US Treasury Note 0.625%, 04/30/18	33,580,000	33,278,317
US Treasury Note 1.625%, 04/30/19	32,850,000	33,217,000
US Treasury Note 1.375%, 05/31/20	33,380,000	32,983,613
US Treasury Note 2.250%, 03/31/21	32,390,000	33,088,393
US Treasury Note 1.750%, 04/30/22	33,750,000	33,117,189
Total US Treasury Bonds/Notes (Cost $636,194,715)		630,630,281

	Number of Shares	Value
Acquired Funds — 23.4%
Exchange-Traded Funds (ETFs) — 5.1%
iShares MSCI India ETF (a)	93,967	$2,848,140
Vanguard Emerging Markets Stock Index Fund	3,219,497	83,610,332
Vanguard FTSE Developed Markets ETF	2,516,618	99,783,904
Vanguard FTSE Emerging Markets ETF	2,140,874	87,518,929
		273,761,305
Private Investment Funds (j) — 18.3%
Canyon Value Realization Fund, LP (a)(b)(c)(d)		76,193,654
Convexity Capital Offshore, LP (a)(b) (c)(d)		75,684,244
Farallon Capital Institutional Partners, LP (a)(b)(c)(d)		184,286,106
Hudson Bay International, Ltd. (a)(b) (c)(d)	1,800,000	174,406,246
Lansdowne Developed Markets Fund, Ltd. (a)(b)(c)(d)	304,275	187,271,252
Lone Cascade, LP, Class J (a)(b)(c)(d)		30,825,713
OZ Domestic Partners, LP (a)(b)(c)(d)		521,323
QVT Onshore, LP (a)(b)(c)(d)		74,861,526
SummerHaven Commodity Offshore Fund, LP (a)(b)(c)(d)	2,114,798	189,448,263
		993,498,327
Total Acquired Funds (Cost $1,063,274,761)		1,267,259,632
Publicly Traded Limited Partnerships — 0.1%
Cedar Fair, LP	70,461	3,839,420
KKR & Co. LP	30,143	688,768
Lazard Ltd.	51,709	2,908,114
Total Publicly Traded Limited Partnerships (Cost $6,971,768)		7,436,302
Preferred Stocks — 0.4%
Alpargatas SA, 6.60% (Brazil)	1,008,200	2,678,502
Banco Bradesco SA, 3.93% (Brazil)	45,480	416,899
Centrais Eletricas Brasileiras SA, 1.24% (Brazil)	2,570,400	7,002,441
Centrais Eletricas Brasileiras SA- ADR, 1.35% (Brazil)	9,413	25,321
Doosan Corp., 6.23% (South Korea)	683	40,908
Fannie Mae, 0.00% (United States) (a)	639,800	2,399,250

	Number of Shares	Value
Hyundai Motor Co, Ltd., 3.30% (South Korea)	5,573	$523,941
Hyundai Motor Co, Ltd., 3.38% (South Korea)	8,778	806,251
LG Chem, Ltd., 2.38% (South Korea)	534	90,001
LG Electronics, Inc., 1.98% (South Korea)	1,316	26,971
Porsche Automobil Holding SE, 2.67% (Germany)	2,547	214,505
Samsung Electronics Co, Ltd., 2.10% (South Korea)	3,929	3,492,103
Samsung SDI Co, Ltd., 1.63% (South Korea)	999	57,716
Sebang Co, Ltd., 1.70% (South Korea)	5,449	43,321
Vale SA, 10.97% (Brazil)	646,400	3,239,173
Volkswagen AG, 2.36% (Germany)	6,940	1,608,809
Total Preferred Stocks (Cost $31,498,338)		22,666,112

	Number of Contracts	Value
Right — 0.0%
Acerinox SA, Expiring 07/01/15 (Spain) (a) (Cost $24,595)	48,763	$21,691
Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	24,820	687,762
Bank of America Corp., Expiring 01/16/19 (United States) (a)	184,515	1,138,458
Northern Dynasty Minerals Ltd., Expiring 12/31/16 (United States) (a)(b)(c)(d)	5,439,672	1,850,968
Total Warrants (Cost $3,716,006)		3,677,188

	Principal Amount	Value
Short-Term Investments — 4.9%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp. issued on 06/30/15 (proceeds at maturity $161,761,183) (collateralized by US Treasury Notes, due 01/31/19 through 04/30/20 with a total par value of $166,205,000 and a total market value of $164,582,997) 0.000%, 07/01/15 (Cost $161,761,183)	$161,761,183	$161,761,183
US Treasury Bills (k) — 1.9%
US Treasury Bill, due on 09/17/15 (i)	75,220,000	75,220,000
US Treasury Bill, due on 09/24/15 (i)	120,000	119,999
US Treasury Bill, due on 12/10/15 (i)	30,000,000	29,994,270
Total US Treasury Bills (Cost $105,294,577)		105,334,269
Total Short-Term Investments (Cost $267,055,760)		267,095,452
Total Investments — 101.4% (Cost $5,127,224,135)		5,493,118,418
Liabilities in Excess of Other Assets — (1.4)%		(75,086,289)
Net Assets — 100.0%		$5,418,032,129

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

	Number of Shares	Value
Securities Sold Short — (1.8)%
Common Stocks — (1.8)%
US Common Stocks — (0.3)%
Real Estate Investment Trusts (REITs) — (0.3)%
Alexandria Real Estate Equities, Inc.	(42,900)	$(3,752,034)
InfraREIT, Inc.	(90,700)	(2,572,252)
LTC Properties, Inc.	(63,200)	(2,629,120)
Milestone Apartments	(282,300)	(2,834,301)
National Retail Properties, Inc.	(47,300)	(1,655,973)
Realty Income Corp.	(15,100)	(670,289)
Regency Centers Corp.	(5,700)	(336,186)
Weingarten Realty Investors	(152,700)	(4,991,763)
		(19,441,918)
Total US Common Stocks (Proceeds $20,444,932)		(19,441,918)
Foreign Common Stocks — (1.5)%
Canada — (0.7)%
First National Financial Corp.	(167,508)	(2,654,110)
Genworth MI Canada, Inc.	(219,100)	(5,753,787)
H & R Real Estate Investment Trust – REIT	(155,900)	(2,800,958)
Home Capital Group, Inc.	(377,000)	(13,063,699)
RioCan Real Estate Investment Trust – REIT	(475,510)	(10,191,675)
		(34,464,229)
Japan — (0.2)%
Daiwa Office Investment Corp. – REIT	(600)	(2,871,183)

	Number of Shares	Value
Industrial & Infrastructure Fund Investment Corp. – REIT	(600)	$(2,716,702)
Nippon Prologis REIT, Inc. – REIT	(1,400)	(2,577,289)
Sumitomo Realty & Development Co., Ltd.	(34,000)	(1,191,746)
United Urban Investment Corp. – REIT	(2,100)	(2,968,378)
		(12,325,298)
Mexico — 0.0%
Fibra Uno Administracion SA de CV – REIT	(97,000)	(230,689)
Singapore — (0.1)%
CDL Hospitality Trusts – REIT	(2,188,500)	(2,656,636)
K-REIT Asia – REIT	(3,120,900)	(2,648,521)
		(5,305,157)
United Kingdom — (0.5)%
British Land Co. plc – REIT	(550,811)	(6,875,844)
Derwent London plc – REIT	(73,632)	(3,931,727)
Great Portland Estates plc – REIT	(310,700)	(3,793,012)
Persimmon plc (a)	(441,600)	(13,723,917)
		(28,324,500)
Total Foreign Common Stocks (Proceeds $73,009,298)		(80,649,873)
Total Common Stocks (Proceeds $93,454,230)		(100,091,791)
Total Securities Sold Short (Proceeds $93,454,230)		$(100,091,791)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
17	September 2015 10-Year US Treasury Note	$2,137,215	$2,144,922	$7,707
8	September 2015 Ultra Long US Treasury Bond	1,249,333	1,232,500	(16,833)
4	September 2015 30-Year US Treasury Bond	609,104	603,375	(5,729)
				(14,855)

	Short Financial Futures Contracts
	Interest Rate-Related
(187)	September 2015 10-Year Interest Rate Swap	(18,982,775)	(19,082,766)	(99,991)
(94)	September 2015 5-Year Interest Rate Swap	(9,520,609)	(9,565,969)	(45,360)
(24)	September 2015 5-Year US Treasury Note	(2,868,501)	(2,862,187)	6,314
(22)	September 2015 10-Year US Treasury Note	(2,803,397)	(2,775,781)	27,616
(13)	March 2016 90-Day Eurodollar	(3,216,654)	(3,226,600)	(9,946)
(12)	September 2015 Ultra Long US Treasury Bond	(1,873,845)	(1,848,750)	25,095
(10)	September 2017 90-Day Eurodollar	(2,452,600)	(2,452,750)	(150)
				(96,422)
	Foreign Currency-Related
(696)	September 2015 Japanese Yen	(69,755,581)	(71,187,750)	(1,432,169)
	Equity-Related
(1,197)	September 2015 S&P 500 e-Mini Index	(124,668,815)	(122,955,840)	1,712,975
				$169,529

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
11/02/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	DFL, Ltd.	USD	$3,848,871	$(39,043)
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA	USD	2,819,826	(41,968)
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	1,511,379	(13,975)
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd.	USD	3,523,959	(542,595)
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd.	USD	656,558	(101,092)
03/28/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	258,309	(18,319)
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	659,133	(46,744)
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	406,305	(28,814)
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	286,401	(20,311)
04/05/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	274,753	(19,485)
04/06/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	223,708	(15,865)
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos	USD	171,292	76,158
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	175,029	(1,618)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	82,573	(763)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	114,151	(1,055)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	207,904	(1,922)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	740,431	(15,034)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	36,001	(731)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	41,678	(846)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	42,720	(867)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	1,181,071	(23,981)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	181,687	(3,689)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	67,803	(1,377)
05/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	169,807	(3,448)
05/16/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	1,853,932	(25,425)
05/16/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	54,474	(1,106)
05/16/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	146,542	(2,975)
05/17/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Rumo Logistica Operadora Multimodal SA	USD	30,009	(609)
06/20/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	—	79,116
						$(818,383)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015

ADR	American Depositary Receipt
ASE	American Stock Exchange
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of June 30, 2015.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International

MTF	Multilateral Trading Facility
NV	Naamloze Vennootschap
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of June 30, 2015.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 10% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund’s net asset value.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $1,014,694,904, which represents 18.7% of the fund’s net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2015, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP and SummerHaven Commodity Offshore Fund, Ltd. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP and 5% of SummerHaven Commodity Offshore Fund, Ltd. to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	$23,797,936	$76,193,654
Convexity Capital Offshore, LP	Relative Value	02/16/06 – 04/01/13	72,000,000	75,684,244
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 04/01/13	117,746,138	184,286,106
Hudson Bay International, Ltd.	Relative Value	07/01/14	180,000,000	174,406,246
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	187,271,252
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	30,825,713
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	521,323
QVT Onshore, LP	Multi-Strategy	03/01/12	59,961,981	74,861,526
SummerHaven Commodity Offshore Fund, LP	Commodity Futures	09/30/14 – 11/14/14	210,000,000	189,448,263
Common Stock
AMR Corp.		12/09/13	—	403,499
Warrants
Northern Dynasty Minerals Ltd.		12/30/14	2,019,988	1,850,968
Total (18.4% of Net Assets)				$995,752,794

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2015
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(g)	Security in default.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2015. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

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TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2015
Assets
Investments in securities, at value (cost: $4,965,462,952)	$5,331,357,235
Repurchase agreements (cost: $161,761,183)	161,761,183
Total investments (cost: $5,127,224,135)	5,493,118,418
Deposits with brokers for securities sold short	79,974,339
Cash	291,490
Cash denominated in foreign currencies (cost: $74,879,803)	74,418,065
Total Cash	74,709,555
Swap contracts, at value	155,274
Receivables:
Investment securities sold	54,164,919
Interest	2,401,528
Dividends and tax reclaims	8,232,811
Total Assets	5,712,756,844
Liabilities
Securities sold short, at value (proceeds: $93,454,230)	100,091,791
Reverse repurchase agreements (Note 7)	37,827,651
Due to broker for futures variation margin	281,694
Foreign currencies sold short, at value (proceeds $43,271,278)	43,678,416
Swap contracts, at value	973,657
Payables:
Capital stock redeemed	58,784,057
Investment securities purchased	34,868,742
Distributions	7,682,900
Money manager fees	7,438,843
Accrued expenses and other liabilities	1,714,931
Investment advisory and administrative fees	1,044,189
Dividends and interest on securities sold short	337,844
Total Liabilities	294,724,715
Net Assets	$5,418,032,129
Shares Outstanding (unlimited authorized shares, par value $0.001)	349,067,762
Net Asset Value Per Share	$15.52
Net Assets Consist of:
Capital stock	$5,151,774,677
Distributions in excess of net investment income	(148,527,838)
Accumulated net realized gain on investments	57,077,086
Net unrealized appreciation on investments and foreign currencies	357,708,204
$5,418,032,129

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2015
Investment Income
Dividends (net of foreign withholding taxes of $2,470,092)	$43,355,599
Interest	(144,566)
Total Investment Income	43,211,033
Expenses
Money manager fees	12,797,538
Investment advisory fees	5,862,001
Fund administration fees	2,799,719
Dividends and interest on securities sold short	2,730,624
Administrative fees	574,195
Professional fees	303,669
Chief compliance officer fees	98,789
Interest (Note 7)	65,246
Miscellaneous fees and other	224,771
Total Expenses	25,456,552
Net Investment Income	17,754,481
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $42,176)	131,157,834
Securities sold short	(4,859,338)
Swap contracts	(6,835,861)
Financial futures contracts	(767,750)
Forward currency contracts and foreign currency-related transactions	(338,883)
Net Realized Gain	118,356,002
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(8,284,398)
Net Realized and Unrealized Gain on Investments and Foreign Currencies	110,071,604
Net Increase in Net Assets Resulting from Operations	$127,826,085

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$17,754,481	$31,086,490
Net realized gain (loss) on investments and foreign currencies	118,356,002	350,512,676
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,284,398)	(329,586,481)
Net Increase in Net Assets Resulting from Operations	127,826,085	52,012,685
Distributions
From net investment income	(47,484,148)	(40,216,890)
From net realized gains	—	(365,201,808)
Decrease in Net Assets Resulting from Distributions	(47,484,148)	(405,418,698)
Capital Share Transactions
Proceeds from shares sold	126,506,813	338,228,844
Proceeds from distributions reinvested	28,900,045	274,089,568
Entry/exit fees	3,527,040	3,084,608
Cost of shares redeemed	(578,561,423)	(275,439,958)
Net Increase (Decrease) From Capital Share Transactions	(419,627,525)	339,963,062
Total Decrease in Net Assets	(339,285,588)	(13,442,951)
Net Assets
Beginning of period	5,757,317,717	5,770,760,668
End of period	$5,418,032,129	$5,757,317,717
Including distributions in excess of net investment income	$(148,527,838)	$(118,798,171)
Capital Share Transactions (in shares)
Shares sold	8,072,466	20,795,529
Shares reinvested	1,859,260	17,736,438
Shares redeemed	(36,958,636)	(17,233,959)
Net Increase (Decrease)	(27,026,910)	21,298,008

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2015
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$127,826,085
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,788,858,392)
Investments sold	1,572,475,317
Purchases to cover securities sold short	(80,992,565)
Securities sold short	50,871,325
(Purchase)/Sale of short term investments, net	712,179,414
Amortization (accretion) of discount and premium, net	2,729,912
(Increase)/decrease in deposit with brokers for securities sold short	37,805,499
(Increase)/decrease in variation margin on financial futures contracts	71,953
(Increase)/decrease in unrealized appreciation on forward currency contracts	222,072
(Increase)/decrease in interest receivable	198,215
Increase in receivable for dividends and tax reclaims	(3,476,963)
Increase/(decrease) in payable for foreign currencies sold short	26,416,611
Increase/(decrease) in payable for money manager fees	1,933,299
Increase/(decrease) in dividends and interest for securities sold short	(114,956)
Increase/(decrease) in accrued expenses and other liabilities	(2,788,510)
Increase/(decrease) in payable for investment advisory and administrative fees	(69,372)
Net realized (gain) loss from investments	(126,298,496)
Net change in unrealized (appreciation) depreciation on investments	10,911,441
Net cash provided by (used in) operating activities	541,041,889
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(10,901,203)
Proceeds from shares sold	130,402,526
Payment for shares redeemed	(604,046,658)
Increase (decrease) in reverse repurchase agreements	(23,232,325)
Net cash provided by (used in) financing activities	(507,777,660)
Net increase/(decrease) in cash	33,264,229
Cash at beginning of period	41,445,326
Cash at end of period	$74,709,555
Non cash financing activities not included herein consist of reinvestment of distributions of:	$28,900,045
Interest paid:	$(65,803)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2015, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund (“STF”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund’s Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of trustees has approved valuation procedures pursuant to which

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

MAF values its interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The following is a summary of the inputs used as of June 30, 2015, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,609,587,400	$1,537,415,347	$403,499	$3,147,406,246
Participation Notes*	—	8,744,738	—	8,744,738
Corporate Bonds+	—	—	—	—
Asset-Backed Securities	—	51,526,146	—	51,526,146
Mortgage-Backed Securities	—	86,654,630	—	86,654,630
US Treasury Bonds/Notes	630,630,281	—	—	630,630,281
Exchange-Traded Funds and Mutual Funds	273,761,305	—	—	273,761,305
Private Investment Funds	—	—	993,498,327	993,498,327
Publicly Traded Limited Partnerships	7,436,302	—	—	7,436,302
Preferred Stocks*	2,424,571	20,241,541	—	22,666,112
Rights	—	21,691	—	21,691
Warrants	1,826,220	1,850,968	—	3,677,188
Short-Term Investments	267,095,452	—	—	267,095,452
Total Investments in Securities	2,792,761,531	1,706,455,061	993,901,826	5,493,118,418
Financial Futures Contracts – Interest Rate Risk	66,732	—	—	66,732
Financial Futures Contracts – Equity Risk	1,712,975	—	—	1,712,975
Swap Contracts – Equity Risk	—	155,274	—	155,274
Total Other Financial Instruments	1,779,708	155,274	—	1,934,982
Total Assets	$2,794,541,239	$1,706,610,335	$993,901,826	$5,495,053,400

Liabilities
Common Stocks Sold Short*	$(54,136,836)	$(45,954,955)	$—	$(100,091,791)
Financial Futures Contracts – Interest Rate Risk	(178,009)	—	—	(178,009)
Financial Futures Contracts – Foreign Currency Risk	(1,432,169)	—	—	(1,432,169)
Swap Contracts – Equity Risk	—	(973,657)	—	(973,657)
Total Other Financial Instruments	(1,610,178)	(973,657)	—	(2,583,835)
Total Liabilities	$(55,747,014)	$(46,928,612)	$—	$(102,675,626)
*	Securities categorized as Level 2 primarily include listed foreign equities or participation notes whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2015.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/15 for the period ended 06/30/15
Common Stocks*	$538,867	$—	$(135,368)	$—	$—	$—	$—	$403,499	$(135,367)
Private Investment Funds	992,325,280	13,401,168	8,193,616	—	(20,421,737)	—	—	993,498,327	20,689,779
Corporate Bonds*	—	—	—	—	—	—	—	—	—
Total	$992,864,147	$13,401,168	$8,058,248	$—	$(20,421,737)	$—	$—	$993,901,826	$20,554,412
*	There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the TIP board of trustees, and the TIP Valuation Committee, which was established to serve as an agent of the board of trustees. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of trustees on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2015	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	403,499	Corporate action model	Future claim awards	—	—
Private Investment Funds	993,498,327	Adjusted net asset value	Manager estimates Market returns*	(1.04)% – 1.69% (2.38)% – 2.86%	0.05% (0.72)%
*	Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds.  The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)(b)	$335,862,609	daily, quarterly, annually	2 – 65 days
Relative Value (c)	250,090,490	quarterly	65 – 90 days
Commodity Futures (d)	189,448,263	daily	1 day
Long-Short Global (e)	187,271,252	monthly	90 days
Global Equity (f)	30,825,713	quarterly	30 days
Total	$993,498,327
(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $521,324 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.
(c)	This strategy entails the construction of portfolios seeking to exploit price differences between similar securities through both long and short positions.
(d)	This strategy entails the construction of portfolios that seek exposure to the commodities markets primarily through futures contracts.
(e)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(f)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. Inflation (deflation) adjustments on inflation-protected

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

securities are included in interest income. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2011 –  December 31, 2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

As an open-end management investment company organized as a statutory trust in the state of Delaware, but using the Pennsylvania address of its advisor, the fund may be subject to the Pennsylvania Franchise Tax, through the date of the reorganization. This franchise tax is assessed on average net assets for the tax year. The accrual for this tax is included on the Statement of Assets and Liabilities in Accrued expenses and other liabilities.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

MAF has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of the fund’s net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2015, the fund invested in derivatives, such as but not limited to futures and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund’s exposures, generally the fund’s holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund’s trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade. The fund’s holdings of swaps at the end of the period are indicative of the types of positions held throughout the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund did not hold options during the reporting period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund’s holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 7, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (“IOs”), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreement constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at year-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.

At June 30, 2015, the fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Warrants	$3,677,188	$—
Swap Contracts	155,274	(973,657)
Futures Contracts	1,779,707	(1,610,178)
Total derivative assets and liabilities	5,612,169	(2,583,835)
Derivatives not subject to a netting provision or similar arrangement	5,456,895	(1,610,178)
Total assets and liabilities subject to a netting provision or similar arrangement	$155,274	$(973,657)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2015:

Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swaps
Bank of America Merrill Lynch	$155,274	$(155,274)	$—	$—
Total	$155,274	$(155,274)	$—	$—

The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2015:

Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Swaps
Bank of America Merrill Lynch	$(973,657)	$155,274	$818,383	$—
Total	$(973,657)	$155,274	$818,383	$—

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category, as of June 30, 2015. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2015, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$21,691	$21,691
Warrants	Investments, at value	—	—	3,677,188	3,677,188
Swap Contracts	Swap contracts, at value	—	—	155,274	155,274
Financial Futures Contracts	Variation margin*	66,732	—	1,712,975	1,779,707
Total Value – Assets		$66,732	$—	$5,567,128	$5,633,860
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$—	$(973,657)	$(973,657)
Financial Futures Contracts	Variation margin*	(178,009)	(1,432,169)	—	(1,610,178)
Total Value – Liabilities		$(178,009)	$(1,432,169)	$(973,657)	$(2,583,835)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2015, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$(65,845)	$(65,845)
Warrants	Net realized gain (loss) from Investments	—	—	266,568	266,568
Swap Contracts	Net realized gain (loss) from Swaps contracts	—	—	(6,835,861)	(6,835,861)
Forward Currency Contracts	Net realized gain (loss) from Forward currency contracts	—	151,190	—	151,190
Financial Futures Contracts	Net realized gain (loss) from Financial futures contracts	(3,203,476)	4,143,919	(1,708,193)	(767,750)
Total Realized Gain (Loss)		$(3,203,476)	$4,295,109	$(8,343,331)	$(7,251,698)

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2015, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	$—	$—	$(2,904)	$(2,904)
Warrants	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	(127,721)	(127,721)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	2,094,507	2,094,507
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	(222,072)	—	(222,072)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	3,305,279	(2,550,838)	1,989,982	2,744,423
Total Change in Appreciation (Depreciation)		$3,305,279	$(2,772,910)	$3,953,864	$4,486,233

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of trustees has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

TIP’s board of trustees has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management by such money manager that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fees as a percent of assets managed during the six months ended June 30, 2015, were as follows:

	Minimum	Maximum	Annualized Effective Fee Rate
AJO, LP (a)	0.10%	0.50%	0.46%
Amundi Smith Breeden LLC – Beta (b)	0.02%	0.03%	0.03%
Amundi Smith Breeden LLC – High Alpha (c)	0.25%	(c)	1.79%
Amundi Smith Breeden LLC – Low Alpha (a)	0.10%	0.85%	0.16%
Brookfield Investment Management Inc. (a)	0.50%	2.50%	0.42%
Glenhill Capital Advisors, LLC (d)	0.65%	(d)	0.65%
Hosking Partners LLP (e)	0.28%	(e)	0.32%
Kopernik Global Investors, LLC (b)	0.50%	0.65%	0.58%
Lansdowne Partners (UK) LLC (b)	0.80%	0.80%	0.80%
Marathon Asset Management, LLP – EM (f)	0.35%	(f)	1.06%
Marathon Asset Management, LLP – EAFE (a)	0.15%	1.60%	0.31%
Mission Value Partners, LLC (g)	0.25%	(g)	2.23%
Mondrian Investment Partners Limited (b)	0.30%	0.43%	0.32%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.54%
Southeastern Asset Management, Inc. (b)	0.75%	0.75%	0.75%
(a)	Money manager receives a fee that is based on performance. The effective fee may fall outside of the minimum and maximum range because performance fees may be based on either assets or performance from a period other than the period covered by this report.
(b)	Money manager receives a fee that is based on assets under management, irrespective of performance. For those money managers whose fee agreements include breakpoints, the minimum and maximum reflect the last level and the first level of the breakpoints, respectively.
(c)	Amundi Smith Breeden High Alpha Account’s compensation entails an asset-based fee schedule with breakpoints of 0.30% and 0.25%, and a performance fee, pursuant to which Amundi Smith Breeden will receive up to 10% of a performance accrual account which accumulates 20% of the net appreciation or depreciation earned over a specific hurdle generated by the portfolio for each calendar month.
(d)	Glenhill’s compensation entails an asset-based fee schedule with breakpoints between 0.75% and 0.55%, and a performance fee, pursuant to which Glenhill will receive 15% of the amount of appreciation generated by the portfolio over a specified hurdle, subject to a high-water mark.
(e)	Hosking’s compensation entails an asset-based fee schedule with breakpoints of 0.33% and 0.28%, and a performance fee, pursuant to which Hosking will receive 20% of the amount of appreciation generated by the portfolio exceeds that of its hurdle, measured over a rolling sixty month period, multiplied by the average daily net asset value of the portfolio over the same sixty month period.
(f)	Marathon’s compensation for its EM account entails an asset based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount of appreciation generated by the portfolio over a specified hurdle, subject to a high water mark, measured over a rolling thirty-six month period.
(g)	Mission Value Partners’ compensation entails an asset-based fee schedule with breakpoints between 1.00% and 0.25%, and a performance fee. For the performance fee, Mission Value Partners will receive the lesser of (i) 10% of the amount by which the annualized return generated by the portfolio exceeds that of its hurdle, measured over a rolling thirty-six month period, or (ii) 1.00%, multiplied by the average daily net asset value of the portfolio over the same thirty-six month period.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board of trustees, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of trustees, received compensation of $24,498 from MAF for the period ended June 30, 2015, for service as independent chair.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2015, were as follows:

	Purchases	Sales
Non-US Government Securities	$1,471,059,049	$1,270,864,890
US Government Securities	$292,892,371	$344,442,064

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2015, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$616,408,980	$(494,758,871)	$121,650,109	$5,371,468,309

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and marked-to-market of investments in passive foreign investment companies.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2015.

7.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2015, were as follows:

Description	Face Value
Barclays Capital, Inc., 0.60%, dated 06/30/15, to be repurchased on 07/07/15 at $37,832,064	$37,827,651

For the period ended June 30, 2015, the average balance outstanding was $43,952,598 and the average interest rate was 0.19%.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2015:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral	Net Amount
Fixed Income Clearing Corp.	$161,761,183	$—	$161,761,183	$—
Total	$161,761,183	$—	$161,761,183	$—

The following table presents the fund’s reverse repurchase agreements net of amounts available for offset and net of the related collateral pledged by the fund as of June 30, 2015:

Counterparty	Liabilities Subject to a Netting Provision or Similar Arrangement	Assets Available for Offset	Collateral Pledged	Net Amount
Barclays Capital, Inc.	$37,827,651	$—	$(37,827,651)	$—
Total	$37,827,651	$—	$(37,827,651)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

10.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund’s financial statements.

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TIFF Short-Term Fund
June 30, 2015
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Paid During the Period* 1/1/15 – 6/30/15
1) Actual	$1,000.00	$999.00	$1.09
2) Hypothetical	$1,000.00	$1,023.70	$1.10
*	Expenses are equal to the fund’s annualized expense ratio of 0.22% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund
June 30, 2015
Financial Highlights

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
For a share outstanding throughout each period
Net asset value, beginning of period	$9.87		$9.89	$9.90	$9.90		$9.90		$9.90
Income (loss) from investment operations
Net investment income (loss)	(0.01)		(0.03)	(0.01)	(0.01)		(0.01)		0.00	(a)
Net realized and unrealized gain on investments	0.00	(a)	0.01	0.00 (a)	0.01		0.01		0.00	(a)
Total from investment operations	(0.01)		(0.02)	(0.01)	(0.00)		(0.00)		0.00
Less distributions from
Net investment income	—		—	—	—		—		(0.00	)(a)
Net asset value, end of period	$9.86		$9.87	$9.89	$9.90		$9.90		$9.90
Total return (b)	(0.10	)%(c)	(0.20)%	(0.10)%	0.00	%(d)	0.00	%(e)	0.03%
Ratios/supplemental data
Net assets, end of period (000s)	$97,636		$104,383	$148,294	$136,549		$159,290		$208,986
Ratio of expenses to average net assets, after waivers	0.22	%(f)	0.35%	0.20%	0.20%		0.18%		0.16%
Ratio of net investment income (loss) to average net assets	(0.12	)%(f)	(0.28)%	(0.11)%	(0.09)%		(0.06)%		0.01%
Portfolio turnover (g)	—%		—%	—%	—%		—%		—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	The actual return is (0.001)%, which rounds to (0.00)%.
(e)	Rounds to less than 0.01%.
(f)	Annualized.
(g)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
June 30, 2015
Summary Schedule of Investments (Unaudited)

US Treasury Bills	96.2%
Repurchase Agreement	2.6%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Net Assets	100.0%

TIFF Short-Term Fund / Schedule of Investments (Unaudited)
June 30, 2015

	Principal Amount	Value
Investments — 98.8% of net assets
Short-Term Investments — 98.8%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp. issued on 06/30/15 (proceeds at maturity $2,510,246) (collateralized by US Treasury Notes, due 09/30/18 through 04/30/20 with a total par value of $2,555,000 and a total market value of $2,565,264) 0.000%, 07/01/15 (Cost $2,510,246)	$2,510,246	$2,510,246
US Treasury Bills (a) — 96.2%
US Treasury Bill, due on 08/20/15	2,000,000	1,999,813
US Treasury Bill, due on 09/03/15	14,000,000	14,000,000
US Treasury Bill, due on 09/17/15	16,000,000	16,000,000

	Principal Amount	Value
US Treasury Bill, due on 09/24/15	$20,000,000	$19,999,760
US Treasury Bill, due on 10/01/15	2,000,000	1,999,910
US Treasury Bill, due on 12/10/15	8,000,000	7,998,472
US Treasury Bill, due on 12/17/15	26,000,000	25,992,668
US Treasury Bill, due on 12/24/15	6,000,000	5,997,726
Total US Treasury Bills — 96.2% (Cost $93,965,955)		93,988,349
Total Short-Term Investments (Cost $96,476,201)		96,498,595
Total Investments — 98.8% (Cost $96,476,201)		96,498,595
Other Assets in Excess of Liabilities — 1.2%		1,137,035
Net Assets — 100.0%		$97,635,630
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2015
Assets
Investments in securities, at value (cost: $93,965,955)	$93,988,349
Repurchase agreements (cost: $2,510,246)	2,510,246
Total investments (cost: $96,476,201)	96,498,595
Receivables:
Capital stock sold	1,198,754
Total Assets	97,697,349
Liabilities
Payables:
Accrued expenses and other liabilities	58,486
Investment advisory and administrative fees	3,233
Total Liabilities	61,719
Net Assets	$97,635,630
Shares Outstanding (unlimited authorized shares, par value $0.001)	9,899,486
Net Asset Value Per Share	$9.86
Net Assets Consist of:
Capital stock	$97,666,376
Accumulated net investment loss	(58,580)
Accumulated net realized gain on investments	5,440
Net unrealized appreciation on investments	22,394
$97,635,630

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2015
Investment Income
Interest	$51,106
Total Investment Income	51,106
Expenses
Fund administration fees	34,687
Professional fees	29,903
Investment advisory fees	15,162
Administrative fees	5,054
Chief compliance officer fees	1,721
Miscellaneous fees and other	23,159
Total Expenses	109,686
Net Investment Loss	(58,580)
Net Realized Gain (Loss) from:
Investments	5,440
Net Realized Gain	5,440
Net Change in Unrealized Appreciation (Depreciation) on Investments	18,440
Net Realized and Unrealized Gain on Investments	23,880
Net Decrease in Net Assets Resulting from Operations	$(34,700)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations
Net investment loss	$(58,580)	$(304,226)
Net realized gain on investments	5,440	22,797
Net change in unrealized appreciation (depreciation) on investments	18,440	(8,542)
Net Decrease in Net Assets Resulting from Operations	(34,700)	(289,971)
Distributions
From net investment income	—	—
Decrease in Net Assets Resulting from Distributions	—	—
Capital Share Transactions
Proceeds from shares sold	42,770,018	140,681,400
Proceeds from distributions reinvested	—	—
Cost of shares redeemed	(49,483,183)	(184,301,645)
Net Decrease From Capital Share Transactions	(6,713,165)	(43,620,245)
Total Decrease in Net Assets	(6,747,865)	(43,910,216)
Net Assets
Beginning of period	104,383,495	148,293,711
End of period	$97,635,630	$104,383,495
Including accumulated net investment income (loss)	$(58,580)	$—
Capital Share Transactions (in shares)
Shares sold	4,334,530	14,228,272
Shares reinvested	—	—
Shares redeemed	(5,014,789)	(18,638,013)
Net Decrease	(680,259)	(4,409,741)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2015
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$(34,700)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	11,378,322
(Increase)/decrease in accrued expenses and other liabilities	(147,703)
Increase/(decrease) in payable for investment advisory and administrative fees	(120)
Net realized (gain) loss from investments	(5,440)
Net change in unrealized (appreciation) depreciation on investments	(18,440)
Net cash provided by (used in) operating activities	11,171,919
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	—
Proceeds from shares sold	41,571,264
Payment for shares redeemed	(52,743,183)
Net cash provided by (used in) financing activities	(11,171,919)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2015, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF”) and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to STF.

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending June 30, 2015, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2011 – December 31, 2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of trustees has approved an investment advisory agreement with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board of trustees, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of trustees, received compensation of $424 from STF for the period ended June 30, 2015, for service as independent chair.

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2015, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$22,424	$(30)	$22,394	$96,476,201

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2015.

5.  Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2015

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund’s financial statements.

Additional Information (Unaudited)
June 30, 2015

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the TIP fund voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Additional Information (Unaudited)
June 30, 2015
Approval of the Money Manager Agreements and Advisory Agreements (Unaudited)

Approval of New Money Manager Agreement with Hosking Partners LLP

During an in-person meeting held on March 30, 2015, the board of trustees of TIFF Investment Program (”TIP”), all of whom are not ”interested persons” of TIP (the ”Board” or ”trustees”), as that term is defined in the Investment Company Act of 1940 (the ”1940 Act”), evaluated and approved on behalf of TIFF Multi-Asset Fund (”Multi-Asset Fund” or the ”Fund”) a money manager agreement between TIP and Hosking Partners LLP (”Hosking”), a new money manager managing assets on behalf of Multi-Asset Fund, effective April 30, 2015.

Consideration of the New Money Manager Agreement by the Board

In considering the money manager agreement with Hosking for Multi-Asset Fund, the board requested and considered a wide range of information from TAS and Hosking in advance of the meeting. The board considered information regarding Hosking’s personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The board also considered the performance of other accounts that had been managed by Hosking’s investment professionals both during their time at Hosking and with their prior employer. Information about Hosking’s proposed brokerage practices was also provided, including proposed allocation methodologies, best execution policies, and soft dollar arrangements. In addition, the board considered information with respect to the compliance and administration of Hosking, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting Hosking.

The board also considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and state law and the factors the board should consider in its evaluation of the money manager agreement. The board also reviewed Hosking’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement, as well as responses to additional questions posed by the board regarding Hosking’s expected investment opportunities and strategies, performance benchmarks, investment professionals, “key man” risk, and proposed fee schedule.

The board considered a number of additional factors in evaluating the money manager agreement with Hosking on behalf of Multi-Asset Fund. The board considered information describing the anticipated impact of adding Hosking as a money manager to Multi-Asset Fund; the advisory services Hosking was expected to provide to the Fund; the potential benefits of including Hosking as a money manager to the Fund; and other information deemed relevant. The potential benefits of adding Hosking as a money manager of Multi-Asset Fund were identified as: (1) a unique analytical and behavioral approach based on the capital cycle; (2) a multi-counsellor, global generalist investment team that captures inefficiencies created by silo approaches and committee structures; (3) active management style with daily liquidity; (4) alignment of interests; and (5) performance records achieved by other accounts managed by Hosking’s investment professionals both during their time at Hosking and with their prior employer, as well as their reputations and experience in the industry. The board discussed the relatively recent inception of the Hosking firm and the firm’s lack of experience in the US registered mutual fund space. The board also noted the track record and experience of the management team.

The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the money manager agreement with Hosking. The board did not specifically consider the profitability of Hosking expected to result from its relationship with the Fund because Hosking is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to Hosking were negotiated on an arm’s-length basis in a competitive marketplace.

The board based its evaluation on the material factors presented to it at the meeting and discussed above, including: (1) the terms of the agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by Hosking in connection with providing services to the Fund; (3) the nature, quality, and extent of the services expected to be performed by Hosking; and (4) the nature and expected effects of adding Hosking as a money manager of

Additional Information (Unaudited)
June 30, 2015

Multi-Asset Fund. The board considered the experience of Hosking’s investment personnel. The board also considered that the proposed fee schedule included breakpoints that could enable the Fund to benefit from economies of scale, as well as an incentive fee reflecting a percentage of the Fund’s outperformance versus the benchmark over rolling five-year periods and paid annually. The board further noted that, under the fee schedule, the breakpoints could be triggered by an increase in Multi-Asset Fund’s assets as well as an increase in the assets of any other funds or accounts advised by TAS or its affiliates that are managed by Hosking or its affiliates.

In arriving at its decision to approve the money manager agreement with Hosking, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the board unanimously voted to approve the money manager agreement with Hosking for Multi-Asset Fund. Prior to a vote being taken, the board met separately in executive session to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the money manager agreement with Hosking was reasonable, fair, and in the best interests of the Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the board’s view, approving the money manager agreement with Hosking was desirable and in the best interests of Multi-Asset Fund and its members.

During an in-person meeting held on June 25 – 26, 2015, the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”)1. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” and collectively as the “Funds.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the June 25 – 26 meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each Fund to the performance of its applicable peer groups,

[1]	The money managers that the Board considered for renewal are: AJO, LP; Amundi Smith Breeden, LLC; Brookfield Investment Management Inc.; Glenhill Capital Advisors, LLC; Lansdowne Partners (UK) LLP; Marathon Asset Management, LLP; Mission Value Partners, LLC; Mondrian Investment Partners Limited; Shapiro Capital Management LLC; and Southeastern Asset Management, Inc.

Additional Information (Unaudited)
June 30, 2015

and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and certain other private funds managed by TAS; (5) money manager profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an advisor profile detailing similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2014; and (7) audited financial statements for TAS for the year ended December 31, 2014.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. The Board was aware of the departure of TAS’s chief investment officer in April 2015 and certain other personnel turnover. The Board was fully apprised of search efforts being undertaken by TAS to hire a new chief investment officer, and noted that an interim chief investment officer had been appointed by the TAS board. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

By way of introduction, Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to TIP. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Additional Information (Unaudited)
June 30, 2015

Money Managers Under Consideration and Performance Benchmarks Reviewed:	AJO, LP S&P 500 Index
Amundi Smith Breeden, LLC Barclays US Government Inflation-Linked Bond Index; BofA Merrill Lynch U.S. Dollar 1-month LIBOR Index; Blended Barclays Breakeven Inflation Index
Brookfield Investment Management Inc. FTSE EPRA/NAREIT Developed Index (prior to 1/1/2013, returns reflected MSCI US REIT Total Return Index)
Glenhill Capital Advisors, LLC Russell 3000 Total Return Index
Lansdowne Partners (UK) LLP MSCI World Index
Marathon Asset Management, LLP MSCI Europe, Australasia, Far East (EAFE) Index; MSCI Emerging Markets Index (prior to 4/1/2014, returns reflected MSCI All Country World Index)
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread; 70% TOPIX/30% MSCI World Index
Mondrian Investment Partners Limited 90% MSCI All Country World Index/ 10% Merrill Lynch 6 Month T-Bill
Shapiro Capital Management, LLC Russell 2000 Index
Southeastern Asset Management, Inc. MSCI All Country World Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Lipper.

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Lipper peer universe. The Lipper peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one-, three-, five-, and ten-year periods ended March 31, 2015. Multi-Asset Fund’s returns lagged the 65/35 Mix for the one-, three- and five-year periods ended March 31, 2015, but exceeded the 65/35 Mix for the ten-year period ended March 31, 2015. Multi-Asset Fund’s returns lagged the CPI + 5% benchmark for the one-year period ended March 31, 2015, but exceeded the CPI + 5% benchmark for the three-, five- and ten-year periods ended March 31, 2015. Multi-Asset Fund’s returns lagged the average of the Lipper MAF peer universe for the one- and five-year periods ended March 31, 2015, but exceeded the average of the Lipper MAF peer universe for the three- and ten-year periods ended March 31, 2015.

[2]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Additional Information (Unaudited)
June 30, 2015

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Lipper. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and ten other institutional flexible portfolio funds as classified by Lipper. The actual advisory fees of Multi-Asset Fund were equal to the median of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements, which can lead to higher advisory fees. The total expenses of Multi-Asset Fund, both including and excluding the underlying fund expenses, exceeded the median of the MAF expense peer group. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Such underlying fund expenses were lower for the most recent fiscal year than in the prior year. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. In addition, certain of MAF’s money managers and acquired funds use investment strategies, such as short sales, that generate investment expenses that are included in Multi-Asset Fund’s expense ratio, contributing to higher total expenses for MAF. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in the portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments. In addition, the Board noted management’s discussion of the use of short sales by certain money managers, including the fact that the use of short sales had been significantly reduced in recent months, which may have an effect on Multi-Asset Fund’s expenses going forward.

The Board reviewed and discussed the TAS fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Lipper.

In particular, the Board reviewed Short-Term Fund’s performance against its benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Lipper peer universe. The Lipper peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”). The Board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the Index. In contrast, the Lipper STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund has produced negative total returns in recent years due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31, 2015. The Board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Similarly, Short-Term Fund’s returns lagged the average of the Lipper STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2015 for the reasons stated above. The Board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.

The Board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Lipper. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and nine

Additional Information (Unaudited)
June 30, 2015

other institutional ultra-short obligation funds as classified by Lipper. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The Board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at a meeting held June 25 – 26, 2015, to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager towards the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

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Trustees and Principal Officers (Unaudited)

The board of trustees of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board of trustees are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.

Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board of trustees. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Trustees

William McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Chief Executive Officer, Imprint Capital Advisors LLC, an investment advisory firm (2013 – present); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present).
Chair of the Board of Trustees of The Janus Funds (2008 – present).
Other Directorships: The Janus Funds, FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Trustee since January 2010 2 funds overseen	Principal Occupation(s) During the Past Five Years:
President and CEO, The Columbia Investment Management Company, which manages Columbia University’s endowment.
Other Directorships: The Chapin School.
Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania
Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corporation, Visit Philadelphia; The Connelly Foundation.
Amy B. Robinson
Born 1967 Trustee since September 2013 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Financial Officer, The Kresge Foundation
Other Directorships: Foundation Financial Officers Group, Mt. Clemens Montessori Academy, Member of the Detroit Riverfront Conservancy Audit Committee. Advisor to the UAW Retiree Medical Benefits Trust Audit Committee.

Trustees and Principal Officers (Unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; Interim CIO, TIFF Advisory Services, Inc. (April 2015 – present); President and CEO, TIFF Investment Program.
Directorships: TIFF Advisory Services, Inc., Mercy Investment Services, Inc., The Nelson Foundation. Investment Committee member, Financial Industry Regulatory Authority (FINRA).

Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006, Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc. Secretary, TIFF Advisory Services, Inc. (2011 – present)
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc.

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
AJO, LP
Amundi Smith Breeden LLC
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Glenhill Capital Advisors, LLC
Hosking Partners LLP
Hudson Bay Capital Management LP (AF)
Kopernik Global Investors, LLC
Lansdowne Partners (UK), LLP
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
Shapiro Capital Management LLC
Southeastern Asset Management, Inc.
SummerHaven Investment Management, LLC (AF)
TIFF Advisory Services, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone    610-684-8200
fax       610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210

FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certifications of the Chief Executive Officer and the Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 31, 2015

By (Signature and Title)	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	August 31, 2015